UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017
(Address of principal executive offices)

Philip K. Holl, Esq.
Secretary
865 South Figueroa Street, Suite 1800
Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                                               Report to Stockholders. The Semi-Annual report for the period November 1, 2005 through April 30, 2006 is filed herewith.

TCW US FIXED INCOME FUNDS
SEMI-ANNUAL REPORT
April 30, 2006

Where experts invest.

U.S. FIXED INCOME

TCW Funds, Inc.

Table of Contents	April 30, 2006
Letter to Shareholders	1

Performance Summary	2

Schedules of Investments:

TCW Money Market Fund	3

TCW Core Fixed Income Fund	6

TCW High Yield Bond Fund	18

TCW Short Term Bond Fund	27

TCW Total Return Bond Fund	31

Statements of Assets and Liabilities	37

Statements of Operations	38

Statements of Changes in Net Assets	39

Notes to Financial Statements	41

Financial Highlights	49

Shareholder Expenses	57

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule	59

(THIS PAGE INTENTIONALLY LEFT BLANK)

U.S. FIXED INCOME

To Our Valued Shareholders

We are pleased to submit the April 30, 2006 semi-annual report for the TCW Funds, Inc., formerly the TCW Galileo Funds, Inc. On February 22, 2006 we dropped Galileo from the fund family name to better leverage off the branding efforts of The TCW Group, Inc., the parent of the investment advisor to the Funds.

Assets under management in the fund family increased to $8.8 billion from $8.2 billion at October 31, 2005 driven primarily by flows in our TCW Dividend Focused and TCW Diversified Value funds. Assets in TCW Dividend Focused now exceed $1 billion making it our third fund to top the $1 billion mark. There are a few adjustments to our product lineup worth mentioning. On April 1, 2006 the TCW Select International Growth Equities Fund was converted into the TCW Global Alpha Fund and the fund now has a global equity rather than an international equity orientation. Secondly, the Board recently approved the liquidation of the TCW Convertible Securities Fund due to its limited assets and future market potential.

The TCW Funds, Inc. continues to provide our shareholders with targeted investment strategies featuring competitive expense ratios. On behalf of the board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, Inc. I invite you to visit our web site at www.tcwfunds.com or call our shareholder services department at 1-800-FUND-TCW (1-800-386-3829).

Sincerely,

Alvin R. Albe, Jr.
President and Chief Executive Officer

May 11, 2006

U.S. FIXED INCOME

TCW Funds, Inc.

Performance Summary (Unaudited)  April 30, 2006

		Total Return Annualized As of April 30, 2006
	NAV	1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Money Market Fund — I Class	$1.00	3.59%	2.00%	3.67%	4.61%		07/14/88
TCW Core Fixed Income Fund — I Class	$9.52	0.19%	5.56%	5.96%	6.43	% (1)	01/01/90 (2)
TCW Core Fixed Income Fund — N Class	$9.61	(0.07)%	5.34%	N/A	4.94%		03/01/99
TCW High Yield Bond Fund — I Class	$6.87	8.38%	7.18%	5.96%	8.03	% (1)	02/01/89 (2)
TCW High Yield Bond Fund — N Class	$6.94	8.10%	6.83%	N/A	4.51%		03/01/99
TCW Short Term Bond Fund — I Class	$9.44	3.01%	2.64%	4.49%	5.44	% (1)	02/01/90 (2)
TCW Total Return Bond Fund — I Class	$9.24	1.71%	5.85%	7.09%	6.56%		06/17/93
TCW Total Return Bond Fund — N Class	$9.58	1.43%	5.56%	N/A	5.80%		03/01/99

(1)  Performance data includes the performance of the predecessor limited partnership for periods before the TCW Funds' registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

(2)  Inception date of predecessor limited partnership.

U.S. FIXED INCOME

TCW Money Market Fund

Schedule of Investments (Unaudited)  April 30, 2006

Principal Amount	Fixed Income Securities	Value
	Agency Securities (6.1% of Net Assets)
$5,000,000	Federal Home Loan Bank, 4.4%, due 07/12/06	$5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.25%, due 10/23/06	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.555%, due 11/21/06	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.75%, due 12/29/06	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.8%, due 02/20/07	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.875%, due 02/26/07	5,000,000
5,000,000	Federal National Mortgage Association, 4.05%, due 08/14/06	4,999,730
	Total Agency Securities (Cost: $34,999,730)	34,999,730
	Commercial Paper (51.1%)
25,000,000	Abbey National North America LLC, 4.8%, due 05/09/06	24,973,333
5,000,000	American Express Credit Corp., 4.74%, due 05/03/06	4,998,683
15,000,000	American Express Credit Corp., 4.84%, due 05/10/06	14,981,850
20,000,000	Barclays U.S. Funding Corp., 4.82%, due 05/22/06	19,943,767
25,000,000	Deutsche Bank Financial LLC, 4.8%, due 05/01/06	25,000,000
20,000,000	Dresdner U.S. Finance, Inc., 4.76%, due 05/04/06	19,992,067
5,000,000	General Electric Capital Corp., 4.75%, due 05/04/06	4,998,021
2,100,000	HBOS Treasury Services, 4.82%, due 05/15/06	2,096,064
4,900,000	HBOS Treasury Services, 4.86%, due 05/15/06	4,890,739
20,000,000	HSBC Finance Corp., 4.89%, due 05/26/06	19,932,083
20,000,000	Illinois Tool Works, Inc., 4.79%, due 05/01/06	20,000,000
4,600,000	ING US Funding LLC, 4.76%, due 05/02/06	4,599,392
4,900,000	ING US Funding LLC, 4.76%, due 05/05/06	4,897,408
10,000,000	ING US Funding LLC, 4.76%, due 05/12/06	9,985,455
10,000,000	LaSalle Bank Corp., 4.75%, due 05/02/06	9,998,681
5,000,000	LaSalle Bank Corp., 4.77%, due 05/04/06	4,998,012
10,000,000	LaSalle Bank Corp., 4.79%, due 05/05/06	9,994,678
20,500,000	Metlife Funding, Inc., 4.82%, due 05/19/06	20,450,595
5,000,000	Prudential Funding LLC, 4.73%, due 05/03/06	4,998,686
15,000,000	Prudential Funding LLC, 4.75%, due 05/01/06	15,000,000
12,500,000	Rabobank USA Finance Corp., 4.81%, due 05/01/06	12,500,000
20,000,000	Shell International Finance BV, 4.75%, due 05/12/06	19,970,972
5,000,000	Shell International Finance BV, 4.77%, due 05/12/06	4,992,712
10,000,000	Toyota Motor Credit Corp., 4.75%, due 05/02/06	9,998,681
	Total Commercial Paper (Cost: $294,191,879)	294,191,879
	Corporate Fixed Income Securities (42.7%)
5,000,000	American General Finance Corp., 3%, due 11/15/06	4,953,959
10,000,000	American General Finance Corp., 5.875%, due 07/14/06	10,035,975
10,000,000	Bank of America Corp., 4.75%, due 10/15/06	10,002,983
5,000,000	Bank of America Corp., 4.97%, due 11/22/06	5,006,101
5,000,000	Bank of America Corp., 5.25%, due 02/01/07	5,007,553
10,000,000	Bank One Corp., 5.02%, due 09/15/06	10,004,652
19,874,000	Bear Stearns Cos. (The), Inc., 6.5%, due 05/01/06	19,874,000
5,000,000	Citigroup Global Markets Holdings, Inc., 5%, due 12/12/06	5,004,662
6,000,000	Citigroup, Inc., 4.92%, due 09/01/06	6,002,419
5,000,000	Citigroup, Inc., 5.75%, due 05/10/06	5,001,075
10,000,000	General Electric Capital Corp., 4.86%, due 12/08/06	10,002,953

See accompanying notes to financial statements

U.S. FIXED INCOME

TCW Money Market Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Corporate Fixed Income Securities (Continued)
$10,000,000	General Electric Capital Corp., 5.06%, due 09/18/06	$10,005,430
5,000,000	Goldman Sachs Group, Inc., 4.866%, due 08/01/06	5,000,894
5,000,000	Goldman Sachs Group, Inc., 5.266%, due 07/28/06	5,001,944
10,000,000	Goldman Sachs Group, Inc., 5.28%, due 10/27/06	10,008,769
5,000,000	International Lease Finance Corp., 5.75%, due 10/15/06	5,028,337
5,000,000	International Lease Finance Corp., 5.75%, due 10/16/06	5,018,539
5,000,000	JPMorgan Chase & Co., 5.35%, due 03/01/07	5,015,989
5,000,000	JPMorgan Chase & Co., 5.625%, due 08/15/06	5,007,932
5,000,000	Lehman Brothers Holdings, Inc., 4.983%, due 06/02/06	5,000,453
7,570,000	Lehman Brothers Holdings, Inc., 5.2%, due 04/20/07	7,581,330
5,000,000	Merrill Lynch & Co., Inc., 4.977%, due 06/16/06	5,000,640
10,000,000	Merrill Lynch & Co., Inc., 5.085%, due 12/22/06	10,011,281
5,000,000	Merrill Lynch & Co., Inc., 5.137%, due 10/19/06	5,002,271
10,000,000	Morgan Stanley, 4.874%, due 02/15/07	10,010,625
10,000,000	Morgan Stanley, 4.93%, due 11/24/06	10,009,021
4,745,000	Paccar Financial Corp., 2.5%, due 08/01/06	4,728,737
16,000,000	Paccar Financial Corp., 4.75%, due 06/05/06	15,999,147
2,500,000	Suntrust Bank, 4.75%, due 05/17/06	2,499,988
10,000,000	Toyota Motor Credit Corp., 4.47%, due 06/05/06	10,000,493
10,000,000	Wells Fargo & Co., 5%, due 03/23/07	10,008,601
8,989,000	Wells Fargo & Co., 5.9%, due 05/21/06	8,996,605
	Total Corporate Fixed Income Securities (Cost: $245,833,358)	245,833,358
	Total Fixed Income Securities (Cost: $575,024,967) (99.9%)	575,024,967
	Short-Term Investments
82,221	Investors Bank & Trust Depository Reserve, 3.24%	82,221
	Total Investments (Cost: $575,107,188) (99.9%)	575,107,188
	Excess of Other Assets over Liabilities (0.1%)	433,016
	Net Assets (100.0%)	$575,540,204

See accompanying notes to financial statements

U.S. FIXED INCOME

TCW Money Market Fund

Investments by Industry (Unaudited)

Investments by Industry  April 30, 2006

Industry	Percentage of Net Assets
Automobiles	3.4%
Banking & Financial Services	73.8
Household Products	3.5
Insurance	8.8
Oil & Gas	4.3
U.S. Government Securities	6.1
Short-Term Investments	0.0 **
Total	99.9%

**  Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements

U.S. FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)  April 30, 2006

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds
	Aerospace & Defense (0.4% of Net Assets)
$50,000	Goodrich Corp., 7.625%, due 12/15/12	$54,574
50,000	Lockheed Martin Corp., 8.5%, due 12/01/29	63,162
100,000	Textron Financial Corp., 4.6%, due 05/03/10	96,530
	Total Aerospace & Defense	214,266
	Airlines (0.0%)
25,000	CHC Helicopter Corp., 7.375%, due 05/01/14	25,437
	Automotive (0.3%)
100,000	DaimlerChrysler N.A., 7.2%, due 09/01/09	104,125
65,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	60,911
15,000	General Motors Acceptance Corp., 8%, due 11/01/31	14,175	†
10,000	General Motors Corp., 8.375%, due 07/15/33	7,500	†
	Total Automotive	186,711
	Banking & Financial Services (3.9%)
75,000	American Express Credit Corp., 5%, due 12/02/10	73,555
150,000	Asian Development Bank (Supranational), 4.125%, due 09/15/10	144,357
75,000	Bank of America Corp., 5.875%, due 02/15/09	76,125
100,000	BB&T Corp., 6.5%, due 08/01/11	104,399
115,000	Citigroup Funding, 0%, due 11/02/06	119,312
125,000	Citigroup, Inc., 4.125%, due 02/22/10	119,537
36,000	Consolidated Communications Illinois Holdings, Inc./Texas Holdings, Inc., 9.75%, due 04/01/12	38,340
125,000	Credit Suisse First Boston USA, Inc., 4.125%, due 01/15/10	119,509
35,000	Dollarama Group LP, (144A), 8.875%, due 08/15/12	35,350	*†
100,000	First Union National Bank, 7.8%, due 08/18/10	108,714
40,000	Ford Motor Credit Co., 7%, due 10/01/13	34,911
15,000	Ford Motor Credit Co., 9.473%, due 04/15/12	15,016
100,000	Goldman Sachs Group, Inc. (The), 5.35%, due 01/15/16	95,962
75,000	HSBC Finance Corp., 5%, due 06/30/15	70,011
150,000	International Bank of Reconstruction & Development (Supranational), 4.125%, due 06/24/09	145,945
125,000	JPMorgan Chase & Co., 3.8%, due 10/02/09	118,967
75,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	74,677
125,000	Lehman Brothers Holdings, Inc., 4.8%, due 03/13/14	117,780
125,000	Merrill Lynch & Co., Inc., 4.25%, due 02/08/10	119,955
50,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	60,883
50,000	PNC Funding Corp., 5.25%, due 11/15/15	47,790
15,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	15,825
45,000	SunGard Data Systems, Inc., (144A), 9.125%, due 08/15/13	48,150	*†
100,000	US Bank National Association, 6.3%, due 02/04/14	103,444
50,000	Washington Mutual, Inc., 4.2%, due 01/15/10	47,782
100,000	Wells Fargo & Co., 6.45%, due 02/01/11	103,994
	Total Banking & Financial Services	2,160,290

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

  April 30, 2006

Principal Amount	Fixed Income Securities	Value
	Beverages, Food & Tobacco (0.4%)
$50,000	Campbell Soup Co., 6.75%, due 02/15/11	$52,339
30,000	Dole Food Co., Inc., 8.625%, due 05/01/09	29,850
50,000	Kellogg Co., 6.6%, due 04/01/11	52,161
50,000	Kraft Foods, Inc., 5.25%, due 10/01/13	48,180
50,000	United Agri Products, Inc., 8.25%, due 12/15/11	52,750
	Total Beverages, Food & Tobacco	235,280
	Building Materials (0.0%)
20,000	IKON Office Solutions, Inc., 7.75%, due 09/15/15	20,525
	Total Building Materials	20,525
	Chemicals (0.5%)
50,000	Dow Chemical Co. (The), 7.375%, due 11/01/29	56,450
15,000	Huntsman International LLC, (144A), 8.125%, due 01/01/15	15,000	*†
30,000	Ineos Group Holdings PLC (Great Britain), (144A), 8.5%, due 02/15/16	28,387	*
35,000	Nalco Co., 7.75%, due 11/15/11	35,175
25,000	Resolution Performance Products LLC, 9.5%, due 04/15/10	26,263	†
20,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	19,950
70,000	Tronox Worldwide LLC, (144A), 9.5%, due 12/01/12	73,500	*†
15,000	Westlake Chemical Corp., 6.625%, due 01/15/16	14,550
	Total Chemicals	269,275
	Coal (0.0%)
15,000	Massey Energy Co., (144A), 6.875%, due 12/15/13	14,494	*
	Commercial Services (0.2%)
25,000	Allied Waste North America, 6.375%, due 04/15/11	24,437
30,000	Avis Budget Car Rental LLC, (144A), 7.75%, due 05/15/16	30,600	*
30,000	Hertz Corp., (144A), 8.875%, due 01/01/14	31,912	*
10,000	Hertz Corp., (144A), 10.5%, due 01/01/16	11,037	*†
30,000	United Rentals North America, Inc., 6.5%, due 02/15/12	29,400
	Total Commercial Services	127,386
	Communications (0.2%)
60,000	Intelsat Subsidiary Holding Co., Ltd., 8.25%, due 01/15/13	61,200
23,000	PanAmSat Corp., 9%, due 08/15/14	24,207
5,000	PanAmSat Holding Corp., 0% to 11/01/09, 10.375% thereafter, due 11/01/14	3,625
25,000	Zues Special Subsidiary, Ltd., (144A), 0% to 02/01/10, 9.25% thereafter, due 02/01/15	17,656	*
	Total Communications	106,688
	Computer Integrated Systems Design (0.1%)
25,000	Unisys Corp., 6.875%, due 03/15/10	24,094	†
35,000	Unisys Corp., 8%, due 10/15/12	33,775	†
	Total Computer Integrated Systems Design	57,869
	Containers & Packaging (0.1%)
35,000	Ball Corp., 6.625%, due 03/15/18	34,300
5,000	BWAY Corp., 10%, due 10/15/10	5,300

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Containers & Packaging (Continued)
$10,000	Pliant Corp., 11.125%, due 09/01/09	$10,537	#†
15,000	Tekni-Plex, Inc., (144A), 8.75%, due 11/15/13	14,287	*†
	Total Containers & Packaging	64,424
	Cosmetics & Personal Care (0.0%)
25,000	WH Holdings, Ltd./WH Capital Corp., 9.5%, due 04/01/11	26,812
	Electric Utilities (1.1%)
15,000	AES Corp., 7.75%, due 03/01/14	15,675
37,000	AES Corp., 9.375%, due 09/15/10	40,422
15,000	Allegheny Energy Supply Co., LLC, (144A), 8.25%, due 04/15/12	16,275	*
50,000	American Electric Power Co., Inc., 5.25%, due 06/01/15	47,330
15,000	Calpine Corp., (144A), 8.5%, due 07/15/10	13,837	*#
10,000	Calpine Corp., (144A), 9.875%, due 12/01/11	9,175	*#
100,000	Carolina Power & Light Corp., 5.95%, due 03/01/09	101,194
50,000	Duke Capital LLC, 6.25%, due 02/15/13	50,762
50,000	Exelon Corp., 4.9%, due 06/15/15	46,106
50,000	FPL Group Capital, Inc., 7.375%, due 06/01/09	52,712
35,000	Mirant North America LLC, (144A), 7.375%, due 12/31/13	35,087	*
50,000	NRG Energy, Inc., 7.375%, due 02/01/16	50,375
35,000	PSEG Energy Holdings, Inc., 8.5%, due 06/15/11	37,537
15,000	Reliant Energy, Inc., 6.75%, due 12/15/14	13,650
35,000	Reliant Energy, Inc., 9.25%, due 07/15/10	35,612
50,000	Southern Power Co., 4.875%, due 07/15/15	45,958
	Total Electric Utilities	611,707
	Electrical Equipment (0.1%)
30,000	UCAR Finance, Inc., 10.25%, due 02/15/12	32,025
	Electronics (0.3%)
15,000	Celestica, Inc. (Canada), 7.625%, due 07/01/13	15,000
50,000	Cisco Systems, Inc., 5.5%, due 02/22/16	48,771
10,000	Freescale Semiconductor, Inc., 7.125%, due 07/15/14	10,275
35,000	Sanmina-SCI Corp., 6.75%, due 03/01/13	33,687	†
5,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	5,087
30,000	Sensata Technologies BV, (144A), 8%, due 05/01/14	30,337	*
	Total Electronics	143,157
	Entertainment & Leisure (0.6%)
20,000	AMC Entertainment, Inc., 9.5%, due 02/01/11	19,800
30,000	Cinemark USA, Inc., 9%, due 02/01/13	32,025
50,000	Harrah's Operating Co., Inc., 5.5%, due 07/01/10	49,306
35,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	37,275
10,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., (144A), 9.75%, due 01/15/11	10,287	*†
70,000	Mandalay Resort Group, 9.375%, due 02/15/10	75,425
10,000	Steinway Musical Instruments, (144A), 7%, due 03/01/14	9,925	*
20,000	Trump Entertainment Resorts, Inc., 8.5%, due 06/01/15	19,675	†

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

  April 30, 2006

Principal Amount	Fixed Income Securities	Value
	Entertainment & Leisure (Continued)
$50,000	Walt Disney Co. (The), 7%, due 03/01/32	$53,666
45,000	Warner Music Group Corp., 7.375%, due 04/15/14	44,606
	Total Entertainment & Leisure	351,990
	Food Retailers (0.2%)
50,000	Kroger Co., 5.5%, due 02/01/13	48,272
50,000	Safeway, Inc., 5.8%, due 08/15/12	49,320
25,000	Stater Bros. Holdings, Inc., 8.125%, due 06/15/12	25,000
	Total Food Retailers	122,592
	Forest Products & Paper (0.4%)
45,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	44,550	†
10,000	Abitibi-Consolidated, Inc., 8.41%, due 06/15/11	10,175
20,000	Bowater, Inc., 7.91%, due 03/15/10	20,200
5,000	Buckeye Technologies, Inc., 8.5%, due 10/01/13	5,050
40,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	38,200
15,000	Graphic Packaging International Corp., 8.5%, due 08/15/11	15,075	†
30,000	Norske Skog Canada, Ltd., 7.375%, due 03/01/14	28,200
5,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15	5,062	*
50,000	Westvaco Corp., 8.2%, due 01/15/30	54,465
	Total Forest Products & Paper	220,977
	Healthcare (0.4%)
35,000	Concentra Operating Corp., 9.125%, due 06/01/12	36,750
15,000	Concentra Operating Corp., 9.5%, due 08/15/10	15,787
20,000	DaVita, Inc., 7.25%, due 03/15/15	20,050
20,000	HCA, Inc., 6.375%, due 01/15/15	19,292
30,000	Omnicare, Inc., 6.875%, due 12/15/15	29,700
35,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	35,787
10,000	Tenet Healthcare Corp., 9.875%, due 07/01/14	10,400
5,000	US Oncology, Inc., 10.75%, due 08/15/14	5,612
	Total Healthcare	173,378
	Heavy Machinery (0.2%)
20,000	Case New Holland, Inc., (144A), 7.125%, due 03/01/14	19,850	*
15,000	Case New Holland, Inc., 9.25%, due 08/01/11	15,975
50,000	John Deere Capital Corp., 5.1%, due 01/15/13	47,991
	Total Heavy Machinery	83,816
	Home Construction, Furnishings & Appliances (0.5%)
25,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	23,938	†
100,000	General Electric Capital Corp., 5.875%, due 02/15/12	101,530
50,000	Pulte Homes, Inc., 5.2%, due 02/15/15	45,692
25,000	Standard-Pacific Corp., 6.5%, due 10/01/08	24,969
30,000	Technical Olympic USA, Inc., 9%, due 07/01/10	30,600
35,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	35,044
	Total Home Construction, Furnishings & Appliances	261,773

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Household Products (0.1%)
$50,000	Fortune Brands, Inc., 5.125%, due 01/15/11	$48,828
	Insurance (0.8%)
50,000	Allstate Corp. (The), 5.55%, due 05/09/35	44,581
100,000	International Lease Finance Corp., 5.875%, due 05/01/13	100,133
30,000	Leucadia National Corp., 7%, due 08/15/13	29,925
50,000	MetLife, Inc., 6.125%, due 12/01/11	51,216
75,000	Prudential Financial, Inc., 5.1%, due 09/20/14	71,208
50,000	UnitedHealth Group, Inc., 5%, due 08/15/14	47,264
75,000	WellPoint, Inc., 5.25%, due 01/15/16	71,317
	Total Insurance	415,644
	Media—Broadcasting & Publishing (0.8%)
20,000	American Media Operations, Inc., 8.875%, due 01/15/11	17,700	†
25,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15	24,406	*
25,000	Charter Communications Holdings, LLC, 10%, due 05/15/11	15,500
25,000	Charter Communications Operating Capital Corp., (144A), 8%, due 04/30/12	25,000	*
50,000	Comcast Cable Communications Corp., 6.75%, due 01/30/11	52,026
75,000	CSC Holdings, Inc., 7.625%, due 07/15/18	75,000
10,000	Dex Media West LLC, 8.5%, due 08/15/10	10,513
35,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	34,475
15,000	Mediacom LLC, 9.5%, due 01/15/13	15,338
50,000	News America, Inc., 5.3%, due 12/15/14	47,631
35,000	Primedia, Inc., 8%, due 05/15/13	31,938	†
5,000	Primedia, Inc., 8.875%, due 05/15/11	4,838
35,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	34,038
35,000	Rogers Cable, Inc., 6.75%, due 03/15/15	35,175
25,000	Young Broadcasting, Inc., 10%, due 03/01/11	22,938	†
	Total Media—Broadcasting & Publishing	446,516
	Metals (0.4%)
20,000	AK Steel Corp., 7.75%, due 06/15/12	20,250
50,000	Alcan, Inc. (Canada), 5.2%, due 01/15/14	47,791
100,000	BHP Billiton Finance USA, Ltd. (Australia), 5.25%, due 12/15/15	95,688
10,000	Chaparral Steel Co., 10%, due 07/15/13	11,175
35,000	General Cable Corp., 9.5%, due 11/15/10	37,713
15,000	Ryerson, Inc., 8.25%, due 12/15/11	14,925
	Total Metals	227,542
	Miscellaneous (0.3%)
	Oil & Gas (1.0%)
10,000	Basic Energy Services, Inc., (144A), 7.125%, due 04/15/16	9,963	*
5,000	Chesapeake Energy Corp., 6.375%, due 06/15/15	4,825
65,000	Chesapeake Energy Corp., 6.875%, due 01/15/16	64,838
50,000	Devon Financing Corp., 7.875%, due 09/30/31	58,811
35,000	Dynegy Holdings, Inc., (144A), 8.375%, due 05/01/16	34,913	*
60,000	El Paso Corp., 7.875%, due 06/15/12	62,400	†
25,000	El Paso Production Holding Co., 7.75%, due 06/01/13	25,688
20,000	Exco Resources, Inc., 7.25%, due 01/15/11	19,750

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

  April 30, 2006

Principal Amount	Fixed Income Securities	Value
	Oil & Gas (Continued)
$20,000	Hanover Compressor Co., 8.625%, due 12/15/10	$20,850
5,000	Hanover Compressor Co., 9%, due 06/01/14	5,375
50,000	Marathon Oil Corp., 6.8%, due 03/15/32	52,939
25,000	Mariner Energy, Inc., (144A), 7.5%, due 04/15/13	24,813	*
75,000	Pemex Project Funding Master Trust (Mexico), 9.125%, due 10/13/10	83,250
20,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	19,700
5,000	Williams Companies, Inc., 7.625%, due 07/15/19	5,275
40,000	Williams Companies, Inc., 7.875%, due 09/01/21	42,600
	Total Oil & Gas	535,990
	Pharmaceuticals (0.3%)
30,000	Angiotech Pharmaceuticals, Inc. (Canada), (144A), 7.75%, due 04/01/14	30,150	*
20,000	Mylan Laboratories, Inc., 6.375%, due 08/15/15	19,650
50,000	Schering-Plough Corp., 5.55%, due 12/01/13	49,026
50,000	Wyeth, 5.5%, due 02/01/14	48,853
	Total Pharmaceuticals	147,679
	Radio Telephone Communications (0.3%)
50,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	62,068
25,000	Rogers Wireless Communications, Inc., 8%, due 12/15/12	26,219
25,000	Rogers Wireless Communications, Inc., 9.625%, due 05/01/11	28,250
20,000	Rural Cellular Corp., 8.25%, due 03/15/12	20,925
35,000	Rural Cellular Corp., 9.75%, due 01/15/10	36,050	†
	Total Radio Telephone Communications	173,512
	Real Estate (0.3%)
10,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.125%, due 02/15/13	9,950
10,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	10,325
5,000	FelCor Lodging LP, 9%, due 06/01/11	5,375
35,000	Forest City Enterprises, Inc., 7.625%, due 06/01/15	36,181
125,000	Simon Property Group, LP 5.1%, due 06/15/15 (REIT)	117,000
	Total Real Estate	178,831
	Restaurants (0.2%)
25,000	AmeriQual Group LLC/AmeriQual Finance Corp., (144A), 9%, due 04/01/12	26,000	*
10,000	Real Mex Restaurants, Inc., 10.5% to 06/07/05, 10% thereafter, due 04/01/10.	10,700
50,000	Yum! Brands, Inc., 7.7%, due 07/01/12	54,128
	Total Restaurants	90,828
	Retailers (0.4%)
40,000	GSC Holdings Corp., (144A), 8%, due 10/01/12	40,000	*†
30,000	Harry & David Holdings, Inc., 9%, due 03/01/13	28,050
5,000	Harry & David Holdings, Inc., 9.82%, due 03/01/12	4,788
15,000	Jean Coutu Group, Inc., 7.625%, due 08/01/12	15,056
50,000	May Department Stores Co. (The), 5.75%, due 07/15/14	49,317

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Retailers (Continued)
$35,000	Neiman-Marcus Group, Inc., (144A), 10.375%, due 10/15/15	$37,363	*†
10,000	Payless Shoesource, Inc., 8.25%, due 08/01/13	10,488	†
30,000	Petro Stopping Centers, LP/Petro Financial Corp., 9%, due 02/15/12	30,300
25,000	Rite Aid Corp., 7.5%, due 01/15/15	24,625
	Total Retailers	239,987
	Telephone Communications, exc. Radio (1.0%)
20,000	AT&T Corp., 9.05%, due 11/15/11	21,596
50,000	AT&T Corp., 9.75% to 05/15/06, 8% thereafter, due 11/15/31	59,184
25,000	Citizens Communications Co., 6.25%, due 01/15/13	24,250
25,000	Citizens Communications Co., 9%, due 08/15/31	26,813
75,000	Deutsche Telekom International Finance AG (Germany), 8.5%, due 06/15/10	81,301
50,000	France Telecom S.A. (France), 7.75%, due 03/01/11	54,333
35,000	Hawaiian Telcom Communications, Inc., (144A), 9.75%, due 05/01/13	36,138	*†
25,000	Nordic Telephone Co. Holdings, (144A), 8.875%, due 05/01/16	25,875	*
20,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	20,200
50,000	Qwest Corp., 8.875%, due 03/15/12	54,875
100,000	Sprint Capital Corp., 8.375%, due 03/15/12	112,263
25,000	Valor Telecommunications Enterprises LLC/Finance Corp., 7.75%, due 02/15/15	26,063
	Total Telephone Communications, exc. Radio	542,891
	Transportation (0.2%)
50,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11	51,970
50,000	Union Pacific Corp., 6.625%, due 02/01/29	52,290
	Total Transportation	104,260
	Total Corporate Bonds (Cost: $8,829,181) (15.7%)	8,663,380
	Collateralized Mortgage Obligations (22.0%)
551,445	Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34	549,355
603,475	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	575,580
2,760	Federal Home Loan Mortgage Corp. (2061-TA), 5.25%, due 10/15/27 (PAC)	2,755
1,296,021	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,310,782
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	903,070
1,000,000	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	976,740
2,000,000	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	1,941,440
641,832	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	617,680
1,555,815	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,453,785
450,948	Federal Home Loan Mortgage Corp. (2897-SD), 4.281%, due 10/15/31 (I/F)(TAC)	358,278
720,497	Federal National Mortgage Association (01-14-SH), 10.5%, due 03/25/30 (I/F)	750,419
544,173	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	493,804
1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,338,255
1,055,542	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	881,588
	Total Collateralized Mortgage Obligations (Cost: $12,678,580)	12,153,531

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

  April 30, 2006

Principal Amount		Fixed Income Securities	Value
		Foreign Government Bonds & Notes (4.5%)
AUD	280,000	Commonwealth of Australia, 6.25%, due 04/15/15	$220,466
CAD	50,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	51,400
NOK	1,820,000	Kingdom of Norway, 6%, due 05/16/11	322,498
SEK	1,350,000	Kingdom of Sweden, 5.25%, due 03/15/11	196,199
CAD	50,000	Province of Manitoba (Canada), 5.5%, due 10/01/08	50,339
CAD	50,000	Province of Quebec (Canada), 7.5%, due 09/15/29	60,328
EGP	300,000	Republic of Egypt, 0%, due 01/30/07	50,552
EGP	300,000	Republic of Egypt, 0%, due 04/03/07	48,269
EUR	482,000	Republic of Germany, 3.5%, due 01/04/16	584,239
EUR	125,000	Republic of Italy, 3.25%, due 05/15/09	118,174
KRW	110,000,000	Republic of Korea, 4%, due 06/10/10	112,662
PLN	320,000	Republic of Poland, 6.25%, due 10/24/15	111,971
ZAR	552,000	Republic of South Africa, 13%, due 08/31/10	110,595
RUB	1,950,000	Russian Federation, 6.5%, due 03/19/09	71,363
ILS	50,000	State of Israel, 4.625%, due 06/15/13	46,380
ILS	832,259	State of Israel, 6%, due 01/31/10	184,150
MXN	50,000	United Mexican States, 5.625%, due 01/15/17	47,750
MXN	1,446,000	United Mexican States, 9%, due 12/22/11	134,075
		Total Foreign Government Bonds & Notes (Cost: $2,492,715)	2,521,410
		U.S. Government Agency Obligations (22.9%)
	$300,000	Federal Home Loan Mortgage Corp., 3.625%, due 09/15/08	290,055
	600,000	Federal Home Loan Mortgage Corp., 5.625%, due 03/15/11	609,048
	447,173	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	435,127
	223,823	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	217,793
	455,971	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	446,026
	4,942,263	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	4,682,498
	850,000	Federal National Mortgage Association, 4.25%, due 05/15/09	828,606
	435,643	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	425,867
	850,405	Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	847,531
	445,357	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	454,460
	1,559,806	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,461,242
	748,830	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	708,580
	540,966	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	526,798
	755,601	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	709,275
		Total U.S. Government Agency Obligations (Cost: $12,924,986)	12,642,906
		U.S. Treasury Bonds (7.7%)
	580,000	U.S. Treasury Bond, 6.125%, due 11/15/27	640,082	†
	1,260,000	U.S. Treasury Bond, 6.125%, due 08/15/29	1,397,416	†
	2,340,900	U.S. Treasury Inflation Indexed Bond, 1.625%, due 01/15/15	2,206,298
		Total U.S. Treasury Bonds (Cost: $4,475,114)	4,243,796

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	U.S. Treasury Notes (15.4%)
$650,000	U.S. Treasury Note, 2.375%, due 08/31/06	$644,618
600,000	U.S. Treasury Note, 3.625%, due 07/15/09	577,686
3,750,000	U.S. Treasury Note, 4%, due 08/31/07	3,706,650	†
1,450,000	U.S. Treasury Note, 4%, due 03/15/10	1,404,456	†
1,950,000	U.S. Treasury Note, 4.125%, due 05/15/15	1,820,208
400,000	U.S. Treasury Note, 4.25%, due 11/30/07	396,000	†
	Total U.S. Treasury Notes (Cost: $8,647,949)	8,549,618
	Total Fixed Income Securities (Cost: $50,048,525) (88.2%)	48,774,641
Number of Shares	Equity Securities
300	Travel Centers of America, Inc., Warrants, expire 05/01/09 (Entertainment & Leisure)	450	**
191	Trump Entertainment Resorts, Inc., Common Stock (Entertainment & Leisure)	3,650	**
50	Viskase Cos., Inc., (144A), Warrants, expire 06/15/11 (Beverages, Food & Tobacco)	—	* **
67	WRC Media Corp., (144A), Common Stock (Media—Broadcasting & Publishing)	—	* **
	Total Equity Securities (Cost: $2,789) (0.0%)	4,100
Principal Amount	Currency Options
$6,000,000	EUR Put/JPY Call, Strike Price JPY 138, expire 11/16/06	2,898
6,100,000	CNY Put/USD Call, Strike Price CNY 7.94, expire 05/11/06	5,490
	Total Currency Options (Cost: $37,888) (0.0%)	8,388
Number of Shares	Short-Term Investments
	Money Market Investments (1.3%)
627,449	BGI Institutional Money Market Fund, 4.775%	627,449	***
62,745	Merrimac Cash Fund—Premium Class, 4.605%	62,745	***
	Total Money Market Investments	690,194

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

  April 30, 2006

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (17.0%)▲
$67,226	Abbey National PLC, 4.77%, due 05/03/06	$67,226	***
220,067	Banco Santander Central Hispano S.A., 4.771%, due 05/02/06	220,067	***
224,088	BancoBilbao Vizcaya Argentaria S.A., 4.95%, due 06/20/06	224,088	***
98,599	Bank of America, 4.77%, due 05/16/06	98,599	***
179,271	Bank of America, 4.97%, due 06/19/06	179,271	***
224,089	Bank of Montreal, 4.77%, due 05/02/06	224,089	***
224,089	Bank of Nova Scotia (The), 4.79%, due 05/10/06	224,089	***
224,089	Bank of the West, 4.94%, due 06/16/06	224,089	***
179,271	Barclays Bank PLC, 4.77%, due 05/16/06	179,271	***
224,089	Barton Capital LLC, 4.774%, due 05/04/06	224,089	***
89,636	Bear Stearns Companies, Inc., 5.01%, due 09/07/06	89,636	***
179,271	Branch Banker & Trust, 4.85%, due 05/19/06	179,271	***
109,068	CAFCO Funding LLC, 4.913%, due 05/31/06	109,068	***
224,089	Calyon, 4.74%, due 05/09/06	224,089	***
134,453	Calyon, 4.91%, due 06/02/06	134,453	***
224,089	Canadian Imperial Bank of Commerce, 4.915%, due 05/18/06	224,089	***
313,725	Credit Suisse First Boston Corp., 4.7%, due 05/02/06	313,725	***
134,453	Deutsche Bank, 4.76%, due 05/01/06	134,453	***
224,089	Dexia Group, 4.775%, due 05/04/06	224,089	***
224,089	First Tennessee National Corp., 4.95%, due 06/19/06	224,089	***
152,380	Fortis Bank, 4.83%, due 05/08/06	152,380	***
224,089	Fortis Bank, 4.97%, due 06/22/06	224,089	***
224,089	Halifax Bank of Scotland, 4.789%, due 07/10/06	224,089	***
224,089	Harris Trust & Savings Bank, 4.9%, due 05/23/06	224,089	***
1,677,130	Investors Bank & Trust Depository Reserve, 3.24%	1,677,130
222,486	Lexington Parker Capital, 4.787%, due 05/04/06	222,486	***
448,178	Lloyds TSB Bank, 4.81%, due 05/11/06	448,178	***
179,271	Marshall & Ilsley Bank, 4.99%, due 06/23/06	179,271	***
224,089	Nordea Bank Finland PLC (NY Branch), 4.97%, due 05/30/06	224,089	***
224,089	Prefco, 4.786%, due 05/01/06	224,089	***
114,497	Prefco, 4.962%, due 05/30/06	114,497	***
223,436	Ranger Funding, 4.777%, due 05/01/06	223,436	***
89,636	Royal Bank of Canada, 4.99%, due 06/27/06	89,636	***
224,089	Royal Bank of Scotland, 4.75%, due 05/03/06	224,089	***
134,453	Royal Bank of Scotland, 4.87%, due 05/12/06	134,453	***
222,486	Sheffield Receivables Corp., 4.787%, due 05/03/06	222,486	***
15,058	Svenska Handlesbanken, 4.82%, due 05/01/06	15,058	***
403,360	UBS AG, 4.94%, due 06/16/06	403,360	***
224,089	Wells Fargo & Co., 4.86%, due 05/12/06	224,089	***
224,089	Wells Fargo & Co., 4.9%, due 05/15/06	224,089	***
	Total Other Short-Term Investments	9,396,923
	Total Short-Term Investments (Cost: $10,087,117) (18.3%)	10,087,117
	Total Investments (Cost: $60,176,319) (106.5%)	58,874,246
	Liabilities in Excess of Other Assets (– 6.5%)	(3,576,823)
	Net Assets (100.0%)	$55,297,423

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

AUD  -  Australian Dollar.

CAD  -  Canadian Dollar.

CNY  -  Chinese Yuan.

EGP  -  Egyptian Pound.

EUR  -  Euro Currency.

ILS  -  Israeli Shekel.

JPY  -  Japanese Yen.

KRW  -  Korean Won.

MXN  -  Mexican Peso.

NOK  -  Norwegian Krone.

PLN  -  Polish Zloty.

RUB  -  Russian Ruble.

SEK  -  Swedish Krona.

ZAR  -  South African Rand.

I/F  -  Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

PAC  -  Planned Amortization Class.

REIT  -  Real Estate Investment Trust.

TAC  -  Target Amortization Class.

  *  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2006, the value of these securities amounted to $784,829 or 1.42% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  **  Non-income producing.

  ***  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  #  Company is in default and is not making interest payments.

  ▲  Other Short-Term Investments consist of Certificate Deposits, Commercial Papers, Discount Notes, Repurchase Agreements, and Time Deposits.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	0.4%
Airlines	0.0	**
Automotive	0.3
Banking & Financial Services	5.9
Beverages, Food & Tobacco	0.4
Building Materials	0.0	**
Chemicals	0.5
Coal	0.0	**
Commercial Services	0.2
Communications	0.2
Computer Integrated Systems Design	0.1
Containers & Packaging	0.1
Cosmetics & Personal Care	0.0	**
Electric Utilities	1.1
Electrical Equipment	0.1
Electronics	0.3
Entertainment & Leisure	0.6
Food Retailers	0.2
Forest Products & Paper	0.4
Healthcare	0.4
Heavy Machinery	0.2
Home Construction, Furnishings & Appliances	0.5
Household Products	0.1
Insurance	0.8
Media—Broadcasting & Publishing	0.8
Metals	0.4
Oil & Gas	1.0
Pharmaceuticals	0.3
Radio Telephone Communications	0.3
Real Estate	0.3
Restaurants	0.2
Retailers	0.4
Telephone Communications, exc. Radio	1.0
Transportation	0.2
U.S. Government Securities	66.0
Foreign Government Securities	4.5
Short-Term Investments	18.3
Total	106.5%

**  Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)  April 30, 2006

Principal Amount	Fixed Income Securities	Value
	Advertising (0.6% of Net Assets)
$850,000	Advanstar Communications, Inc., 10.75%, due 08/15/10	$923,312
	Airlines (0.6%)
1,000,000	CHC Helicopter Corp., 7.375%, due 05/01/14	1,017,500
	Automotive (1.6%)
500,000	General Motors Acceptance Corp., 6.125%, due 08/28/07	491,465
1,400,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	1,311,940
650,000	General Motors Acceptance Corp., 8%, due 11/01/31	614,250
375,000	General Motors Corp., 8.375%, due 07/15/33	281,250	†
	Total Automotive	2,698,905
	Banking & Financial Services (4.5%)
1,332,000	Consolidated Communications Illinois Holdings, Inc./ Texas Holdings, Inc., 9.75%, due 04/01/12	1,418,580
1,275,000	Dollarama Group LP, (144A), 8.875%, due 08/15/12	1,287,750	*†
1,500,000	Ford Motor Credit Co., 7%, due 10/01/13	1,309,170
750,000	Ford Motor Credit Co., 9.473%, due 04/15/12	750,787
500,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	527,500
1,950,000	SunGard Data Systems, Inc., (144A), 9.125%, due 08/15/13	2,086,500	*
	Total Banking & Financial Services	7,380,287
	Beverages, Food & Tobacco (1.8%)
1,000,000	Dole Food Co., Inc., 8.625%, due 05/01/09	995,000
1,650,000	United Agri Products, Inc., 8.25%, due 12/15/11	1,740,750
275,000	Viskase Cos., Inc., 11.5%, due 06/15/11	283,250
	Total Beverages, Food & Tobacco	3,019,000
	Building Materials (0.4%)
650,000	IKON Office Solutions, Inc., 7.75%, due 09/15/15	667,062
	Total Building Materials	667,062
	Chemicals (4.9%)
750,000	Huntsman International LLC, (144A), 8.125%, due 01/01/15	750,000	*†
950,000	Ineos Group Holdings PLC, (144A), 8.5%, due 02/15/16	898,937	*
635,000	Nalco Co., 7.75%, due 11/15/11	638,175
1,800,000	Resolution Performance Products LLC, 9.5%, due 04/15/10	1,890,918	†
1,675,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	1,670,812
1,475,000	Tronox Worldwide LLC, (144A), 9.5%, due 12/01/12	1,548,750	*†
600,000	Westlake Chemical Corp., 6.625%, due 01/15/16	582,000
	Total Chemicals	7,979,592
	Coal (0.3%)
525,000	Massey Energy Co., (144A), 6.875%, due 12/15/13	507,281	*
	Commercial Services (3.1%)
1,625,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	1,694,062	†
1,275,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., (144A), 7.75%, due 05/15/16	1,300,500	*

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

  April 30, 2006

Principal Amount	Fixed Income Securities	Value
	Commercial Services (Continued)
$1,275,000	Hertz Corp., (144A), 8.875%, due 01/01/14	$1,356,281	*
275,000	Hertz Corp., (144A), 10.5%, due 01/01/16	303,531	*†
1,050,000	Mid American Waste System Exchange, 12.25%, due 02/15/05	—	#
425,000	United Rentals North America, Inc., 6.5%, due 02/15/12	416,500
75,000	Xerox Corp., 7.625%, due 06/15/13	78,000
	Total Commercial Services	5,148,874
	Communications (3.7%)
633,000	DirecTV Holdings LLC, 8.375%, due 03/15/13	675,727
1,000,000	Insight Midwest, LP, 9.75%, due 10/01/09	1,027,500
1,125,000	Intelsat Subsidiary Holding Co., Ltd., 8.25%, due 01/15/13	1,147,500
250,000	Intelsat Subsidiary Holding Co., Ltd., 9.614%, due 01/15/12	254,375
775,000	L-3 Communications Corp., 6.375%, due 10/15/15	747,875
1,587,000	PanAmSat Corp., 9%, due 08/15/14	1,670,317
800,000	Zeus Special Subsidiary, Ltd., (144A), 0% to 02/01/10, 9.25% thereafter, due 02/01/15	565,000	*
	Total Communications	6,088,294
	Computer Integrated Systems Design (1.0%)
1,000,000	Unisys Corp., 6.875%, due 03/15/10	963,750	†
700,000	Unisys Corp., 8%, due 10/15/12	675,500
	Total Computer Integrated Systems Design	1,639,250
	Containers & Packaging (2.7%)
1,475,000	Ball Corp., 6.625%, due 03/15/18	1,445,500
1,500,000	BWAY Corp., 10%, due 10/15/10	1,590,000
550,000	Pliant Corp., 11.125%, due 09/01/09	579,562	#†
775,000	Tekni-Plex, Inc., (144A), 8.75%, due 11/15/13	738,187	*†
	Total Containers & Packaging	4,353,249
	Cosmetics & Personal Care (1.1%)
1,600,000	WH Holdings, Ltd./WH Capital Corp., 9.5%, due 04/01/11	1,716,000
	Electric Utilities (7.3%)
1,100,000	AES Corp., 9.375%, due 09/15/10	1,201,750
1,500,000	AES Corp., 9.5%, due 06/01/09	1,612,500
425,000	Allegheny Energy Supply Co., LLC, (144A), 8.25%, due 04/15/12	461,125	*
1,200,000	Calpine Corp., (144A), 8.5%, due 07/15/10	1,107,000	*#
35,000	CMS Energy Corp., 6.3%, due 02/01/12	34,212
200,000	Edison Mission Energy Corp., 9.875%, due 04/15/11	225,500
1,350,000	Mirant North America LLC, (144A), 7.375%, due 12/31/13	1,353,375	*
1,825,000	NRG Energy, Inc., 7.375%, due 02/01/16	1,838,687
1,475,000	PSEG Energy Holdings, Inc., 10%, due 10/01/09	1,622,500
1,275,000	Reliant Energy, Inc., 6.75%, due 12/15/14	1,160,250
1,425,000	Reliant Energy, Inc., 9.25%, due 07/15/10	1,449,937
	Total Electric Utilities	12,066,836

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Electrical Equipment (0.8%)
$1,200,000	UCAR Finance, Inc., 10.25%, due 02/15/12	$1,281,000
	Electronics (2.3%)
550,000	Celestica, Inc., 7.625%, due 07/01/13	550,000
550,000	Freescale Semiconductor, Inc., 7.125%, due 07/15/14	565,125
1,450,000	Sanmina-SCI Corp., 6.75%, due 03/01/13	1,395,625	†
1,225,000	Sensata Technologies BV, (144A), 8%, due 05/01/14	1,238,781	*
	Total Electronics	3,749,531
	Entertainment & Leisure (5.4%)
825,000	AMC Entertainment, Inc., 9.5%, due 02/01/11	816,750
675,000	Cinemark USA, Inc., 9%, due 02/01/13	720,562
155,850	Eldorado Casino Shreveport, 10%, due 08/01/12	124,680
600,000	Gaylord Entertainment Co., 8%, due 11/15/13	618,000
1,575,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	1,677,375
375,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., (144A), 9.75%, due 01/15/11	385,781	*†
1,410,000	Mandalay Resort Group, 9.375%, due 02/15/10	1,519,275
300,000	Steinway Musical Instruments, (144A), 7%, due 03/01/14	297,750	*
900,000	Trump Entertainment Resorts, Inc., 8.5%, due 06/01/15	885,375	†
750,000	Warner Music Group Corp., 7.375%, due 04/15/14	743,438
50,000	WMG Holdings Corp., 0% to 12/15/09, 9.5% thereafter, due 12/15/14	37,250
1,000,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	970,000
	Total Entertainment & Leisure	8,796,235
	Food Retailers (0.5%)
825,000	Stater Bros. Holdings, Inc., 8.125%, due 06/15/12	825,000
	Forest Products & Paper (6.6%)
1,375,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	1,361,250	†
200,000	Abitibi-Consolidated, Inc., 8.41%, due 06/15/11	203,500
250,000	Abitibi-Consolidated, Inc., 8.85%, due 08/01/30	231,257
700,000	Bowater, Inc., 7.91%, due 03/15/10	707,000
1,175,000	Buckeye Technologies, Inc., 8.5%, due 10/01/13	1,186,750
1,575,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	1,504,125
1,575,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	1,720,688
600,000	Graphic Packaging International Corp., 8.5%, due 08/15/11	603,000	†
1,675,000	Norske Skog Canada, Ltd., 7.375%, due 03/01/14	1,574,500	†
1,375,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15	1,392,188	*
725,000	Tembec Industries, Inc., 8.5%, due 02/01/11	435,000	†
	Total Forest Products & Paper	10,919,258

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

  April 30, 2006

Principal Amount	Fixed Income Securities	Value
	Healthcare (5.2%)
$1,350,000	Concentra Operating Corp., 9.5%, due 08/15/10	$1,420,875
975,000	DaVita, Inc., 7.25%, due 03/15/15	977,438
800,000	HCA, Inc., 6.375%, due 01/15/15	771,680
1,050,000	Omnicare, Inc., 6.875%, due 12/15/15	1,039,500
1,400,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	1,431,500
175,000	Tenet Healthcare Corp., 7.375%, due 02/01/13	164,500
800,000	Tenet Healthcare Corp., (144A), 9.25%, due 02/01/15	816,000	*
1,725,000	US Oncology, Inc., 10.75%, due 08/15/14	1,936,313
	Total Healthcare	8,557,806
	Heavy Machinery (1.1%)
1,100,000	Case New Holland, Inc., (144A), 7.125%, due 03/01/14	1,091,750	*
700,000	Case New Holland, Inc., 9.25%, Due 08/01/11	745,500
	Total Heavy Machinery	1,837,250
	Home Construction, Furnishings & Appliances (3.3%)
900,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	861,750
1,425,000	Standard Pacific Corp., 9.25%, due 04/15/12	1,469,531
1,150,000	Technical Olympic USA, Inc., 10.375%, due 07/01/12	1,175,875	†
1,875,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	1,877,344
	Total Home Construction, Furnishings & Appliances	5,384,500
	Insurance (0.9%)
1,450,000	Leucadia National Corp., 7%, due 08/15/13	1,446,375
	Media—Broadcasting & Publishing (7.8%)
1,075,000	American Media Operations, Inc., 8.875%, due 01/15/11	951,375	†
875,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15	854,219	*
575,000	Charter Communications Holdings, LLC, 10%, due 04/01/09	462,875	†
1,625,000	Charter Communications Holdings, LLC, 10.25%, due 09/15/10	1,641,250
700,000	CSC Holdings, Inc., 7.625%, due 04/01/11	710,500
1,025,000	CSC Holdings, Inc., 7.625%, due 07/15/18	1,025,000
125,000	CSC Holdings, Inc., 7.875%, due 02/15/18	126,250
1,925,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	1,896,125
175,000	Mediacom LLC, 9.5%, due 01/15/13	178,938
1,375,000	Primedia, Inc., 8%, due 05/15/13	1,254,688
150,000	Primedia, Inc., 8.875%, due 05/15/11	145,125
1,175,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	1,142,688
1,400,000	Rogers Cable, Inc., 6.75%, due 03/15/15	1,407,000
1,100,000	Young Broadcasting, Inc., 10%, due 03/01/11	1,009,250	†
	Total Media—Broadcasting & Publishing	12,805,283

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Metals (2.5%)
$950,000	AK Steel Corp., 7.75%, due 06/15/12	$961,875
1,575,000	Chaparral Steel Co., 10%, due 07/15/13	1,760,063
750,000	General Cable Corp., 9.5%, due 11/15/10	808,125
550,000	Ryerson, Inc., 8.25%, due 12/15/11	547,250
75,000	Wolverine Tube, Inc., 10.5%, due 04/01/09	61,875	†
	Total Metals	4,139,188
	Oil & Gas (7.5%)
375,000	Basic Energy Services, Inc., (144A), 7.125%, due 04/15/16	373,594	*
250,000	Chesapeake Energy Corp., 6.375%, due 06/15/15	241,250
525,000	Chesapeake Energy Corp., 6.875%, due 01/15/16	523,688
2,200,000	Chesapeake Energy Corp., 7%, due 08/15/14	2,216,500
1,325,000	Dynegy Holdings, Inc., (144A), 8.375%, due 05/01/16	1,321,688	*
1,625,000	El Paso Corp., 7.875%, due 06/15/12	1,690,000	†
595,000	Exco Resources, Inc., 7.25%, due 01/15/11	587,563
980,000	Hanover Compressor Co., 9%, due 06/01/14	1,053,500
1,125,000	Mariner Energy, Inc., (144A), 7.5%, due 04/15/13	1,116,563	*
850,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	837,250
1,325,000	Williams Companies, Inc., 7.875%, due 09/01/21	1,411,125
925,000	Williams Companies, Inc., 8.125%, due 03/15/12	989,750
	Total Oil & Gas	12,362,471
	Pharmaceuticals (0.8%)
850,000	Angiotech Pharmaceuticals, Inc., (144A), 7.75%, due 04/01/14	854,250	*
400,000	Mylan Laboratories, Inc., 6.375%, due 08/15/15	393,000
	Total Pharmaceuticals	1,247,250
	Radio Telephone Communications (2.4%)
500,000	Rogers Wireless Communications, Inc., 8%, due 12/15/12	524,375
1,300,000	Rogers Wireless Communications, Inc., 9.625%, due 05/01/11	1,469,000
1,940,000	Rural Cellular Corp., 9.75%, due 01/15/10	1,998,200	†
	Total Radio Telephone Communications	3,991,575
	Real Estate (1.8%)
1,625,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	1,677,813
1,240,000	FelCor Lodging LP, 9%, due 06/01/11	1,333,000
	Total Real Estate	3,010,813
	Restaurants (0.8%)
950,000	AmeriQual Group LLC/AmeriQual Finance Corp., (144A), 9%, due 04/01/12	988,000	*
300,000	Real Mex Restaurants, Inc.	321,000
	Total Restaurants	1,309,000

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

  April 30, 2006

Principal Amount	Fixed Income Securities	Value
	Retailers (5.2%)
$1,900,000	GSC Holdings Corp., (144A), 8%, due 10/01/12	$1,900,000	*†
1,400,000	Harry & David Holdings, Inc., 9%, due 03/01/13	1,309,000
700,000	Jean Coutu Group, Inc., 7.625%, due 08/01/12	702,625
1,425,000	Neiman-Marcus Group, Inc., (144A), 10.375%, due 10/15/15	1,521,188	*†
300,000	Payless Shoesource, Inc., 8.25%, due 08/01/13	314,625	†
1,325,000	Petro Stopping Centers, LP/Petro Financial Corp., 9%, due 02/15/12	1,338,250
500,000	Rite Aid Corp., 7.5%, due 01/15/15	492,500
1,000,000	Rite Aid Corp., 8.125%, due 05/01/10	1,026,250
	Total Retailers	8,604,438
	Telephone Communications, exc. Radio (5.6%)
350,000	AT&T Corp., 9.05%, due 11/15/11	377,930
1,640,000	Citizens Communications Co., 6.25%, due 01/15/13	1,590,800
1,200,000	Citizens Communications Co., 9%, due 08/15/31	1,287,000
1,325,000	Hawaiian Telcom Communications, Inc., (144A), 9.75%, due 05/01/13	1,368,063	*†
900,000	Nordic Telephone Co. Holdings, (144A), 8.875%, due 05/01/16	933,750	*
500,000	Qwest Corp., 7.5%, due 06/15/23	494,375
200,000	Qwest Corp., 7.625%, due 06/15/15	209,000
1,775,000	Qwest Corp., 8.875%, due 03/15/12	1,948,063
1,025,000	Valor Telecommunications Enterprises LLC/Finance Corp., 7.75%, due 02/15/15	1,068,563
	Total Telephone Communications, exc. Radio	9,277,544
	Telephone Systems (0.8%)
1,225,000	American Cellular Corp., 10%, due 08/01/11	1,330,656
	Total Fixed Income Securities (Cost: $157,159,125) (94.9%)	156,080,615
Number of Shares	Equity Securities
2,047	Forman Petroleum Corp., Warrants, expire 01/14/07 (Oil & Gas Services)	—	**
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/01/10 (Telecommunications)	—	* **
15,167	Huntsman Corp., Common Stock (Chemicals)	298,032	**
800	Pliant Corp., (144A), Warrants, expire 06/01/10 (Containers & Packaging)	—	* ** #
1,151	Shreveport Gaming Holdings, Inc., Common Stock (Financial Services)	10,934	** †
4,075	Travel Centers of America, Inc., Warrants, expire 05/01/09 (Entertainment & Leisure)	6,150	**
5,754	Trump Entertainment Resorts, Inc., Common Stock (Entertainment & Leisure)	109,959	**
1,500	Viskase Cos., Inc., (144A), Warrants, expire 06/15/11 (Beverages, Food & Tobacco)	—	* **
1,454	WRC Media Corp., (144A), Common Stock (Media—Broadcasting & Publishing)	—	* **
	Total Equity Securities (Cost: $218,203) (0.3%)	425,075

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Short-Term Investments	Value
	Money Market Investments (1.3%)
1,910,318	BGI Institutional Money Market Fund, 4.775%	$1,910,318	***
191,032	Merrimac Cash Fund—Premium Class, 4.605%	191,032	***
	Total Money Market Investments	2,101,350
Principal Amount	Other Short-Term Investments ▲
$204,677	Abbey National PLC, 4.77%, due 05/03/06	204,677	***
670,014	Banco Santander Central Hispano S.A., 4.771%, due 05/02/06	670,014	***
682,256	BancoBilbao Vizcaya Argentaria S.A., 4.95%, due 06/20/06	682,256	***
300,193	Bank of America, 4.77%, due 05/16/06	300,193	***
545,805	Bank of America, 4.97%, due 06/19/06	545,805	***
682,256	Bank of Montreal, 4.77%, due 05/02/06	682,256	***
682,256	Bank of Nova Scotia (The), 4.79%, due 05/10/06	682,256	***
682,256	Bank of the West, 4.94%, due 06/16/06	682,256	***
545,805	Barclays Bank PLC, 4.77%, due 05/16/06	545,805	***
682,256	Barton Capital LLC, 4.774%, due 05/04/06	682,256	***
272,903	Bear Stearns Companies, Inc., 5.01%, due 09/07/06	272,903	***
545,805	Branch Banker & Trust, 4.85%, due 05/19/06	545,805	***
332,065	CAFCO Funding LLC, 4.913%, due 05/31/06	332,065	***
682,256	Calyon, 4.74%, due 05/09/06	682,256	***
409,354	Calyon, 4.91%, due 06/02/06	409,354	***
682,256	Canadian Imperial Bank of Commerce, 4.915%, due 05/18/06	682,256	***
955,159	Credit Suisse First Boston Corp., 4.7%, due 05/02/06	955,159	***
409,354	Deutsche Bank, 4.76%, due 05/01/06	409,354	***
682,256	Dexia Group, 4.775%, due 05/04/06	682,256	***
682,256	First Tennessee National Corp., 4.95%, due 06/19/06	682,256	***
463,934	Fortis Bank, 4.83%, due 05/08/06	463,934	***
682,256	Fortis Bank, 4.97%, due 06/22/06	682,256	***
682,256	Halifax Bank of Scotland, 4.789%, due 07/10/06	682,256	***
682,256	Harris Trust & Savings Bank, 4.9%, due 05/23/06	682,256	***
4,705,324	Investors Bank & Trust Depository Reserve, 3.24%	4,705,324
677,375	Lexington Parker Capital, 4.787%, due 05/04/06	677,375	***
1,364,513	Lloyds TSB Bank, 4.81%, due 05/11/06	1,364,513	***
545,805	Marshall & Ilsley Bank, 4.99%, due 06/23/06	545,805	***
682,256	Nordea Bank Finland PLC (NY Branch), 4.97%, due 05/30/06	682,256	***
682,256	Prefco, 4.786%, due 05/01/06	682,256	***
348,594	Prefco, 4.962%, due 05/30/06	348,594	***
680,268	Ranger Funding, 4.777%, due 05/01/06	680,268	***
272,903	Royal Bank of Canada, 4.99%, due 06/27/06	272,903	***
682,256	Royal Bank of Scotland, 4.75%, due 05/03/06	682,256	***
409,354	Royal Bank of Scotland, 4.87%, due 05/12/06	409,354	***
677,375	Sheffield Receivables Corp., 4.787%, due 05/03/06	677,375	***
45,845	Svenska Handlesbanken, 4.82%, due 05/01/06	45,845	***

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

  April 30, 2006

Principal Amount	Other Short-Term Investments ▲	Value
$1,228,062	UBS AG, 4.94%, due 06/16/06	$1,228,062	***
682,256	Wells Fargo & Co., 4.86%, due 05/12/06	682,256	***
682,256	Wells Fargo & Co., 4.9%, due 05/15/06	682,256	***
	Total Other Short-Term Investments	28,208,838
	Total Short-Term Investments (Cost: $30,310,188) (18.4%)	30,310,188
	Total Investments (Cost: $187,687,516) (113.6%)	186,815,878
	Liabilities in Excess of Other Assets (– 13.6%)	(22,303,691)
	Net Assets (100.0%)	$164,512,187

Notes to the Schedule of Investments:

  *    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2006, the value of these securities amounted to $30,717,782 or 18.67% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  **    Non-income producing.

  ***    Represents investment of security lending collateral (Note 3).

  †    Security partially or fully lent (Note 3).

  #    Company is in default and is not making interest payments.

  ▲    Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements, and Time Deposits.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

Investments by Industry (Unaudited)  April 30, 2006

Industry	Percentage of Net Assets
Advertising	0.6%
Airlines	0.6
Automotive	1.6
Banking & Financial Services	4.5
Beverages, Food & Tobacco	1.8
Building Materials	0.4
Chemicals	5.1
Coal	0.3
Commercial Services	3.1
Communications	3.7
Computer Integrated Systems Design	1.0
Containers & Packaging	2.7
Cosmetics & Personal Care	1.1
Electric Utilities	7.3
Electrical Equipment	0.8
Electronics	2.3
Entertainment & Leisure	5.5
Food Retailers	0.5
Forest Products & Paper	6.6
Healthcare	5.2
Heavy Machinery	1.1
Home Construction, Furnishings & Appliances	3.3
Insurance	0.9
Media—Broadcasting & Publishing	7.8
Metals	2.5
Oil & Gas	7.5
Pharmaceuticals	0.8
Radio Telephone Communications	2.4
Real Estate	1.8
Restaurants	0.8
Retailers	5.2
Telephone Communications, exc. Radio	5.6
Telephone Systems	0.8
Short-Term Investments	18.4
Total	113.6%

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)  April 30, 2006

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (25.0% of Net Assets)
$2,025,643	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 4.297%, due 11/25/32	$1,972,834
41,420	Federal Home Loan Mortgage Corp. (2432-FH), 4.468%, due 03/15/32	41,780
337,975	Federal Home Loan Mortgage Corp. (2585-FD), 5.41%, due 12/15/32	339,171
2,927,504	Federal Home Loan Mortgage Corp. (2649-PF), 5.31%, due 06/15/33	2,931,368
3,561,626	Federal Home Loan Mortgage Corp. (2957-KA), 5%, due 10/15/24	3,519,421
1,748,962	Federal Home Loan Mortgage Corp. (3063-FJ), 5.309%, due 05/15/33	1,751,218
4,361,005	Federal Home Loan Mortgage Corp. (3070-FT), 5.26%, due 11/15/35	4,360,830
22,176	Federal National Mortgage Association (02-36-FK), 4.829%, due 12/25/29	22,185
657,131	Federal National Mortgage Association (02-55-VK), 6%, due 07/25/13	656,921
3,000,000	Federal National Mortgage Association (06-30-KF), 5.19%, due 05/25/36	2,988,572
1,641,744	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 4.538%, due 06/25/34	1,638,149
337,570	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 4.488%, due 12/25/33	338,424
2,728,836	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 4.419%, due 10/25/45	2,769,768
226,122	Residential Accredit Loans, Inc. (02-QS16-A2), 4.588%, due 10/25/17	226,436
3,349,377	Washington Mutual MSC Mortgage Pass Through Certificates (02-MS3-2A3), 6%, due 05/25/17	3,342,510
134,547	Washington Mutual MSC Mortgage Pass Through Certificates (03-MS4-2A4), 4.488%, due 02/25/33 (PAC)	134,889
	Total Collateralized Mortgage Obligations (Cost: $27,148,347)	27,034,476
	U.S. Government Agency Obligations (70.2%)
362,784	Federal Home Loan Mortgage Corp., Pool #1B1010, 3.16%, due 08/01/33	358,917
4,266,907	Federal Home Loan Mortgage Corp., Pool #1L0090, 5.224%, due 06/01/35	4,355,274
406,401	Federal Home Loan Mortgage Corp., Pool #310005, 6.668%, due 11/01/19	413,184
227,043	Federal Home Loan Mortgage Corp., Pool #610967, 5.213%, due 04/01/28	230,540
2,882,092	Federal Home Loan Mortgage Corp., Pool #780721, 3.471%, due 08/01/33	2,894,312
512,234	Federal Home Loan Mortgage Corp., Pool #780833, 2.667%, due 09/01/33	502,563
3,479,582	Federal Home Loan Mortgage Corp., Pool #781122, 3.644%, due 12/01/33	3,487,133
331,071	Federal Home Loan Mortgage Corp., Pool #789924, 4.862%, due 11/01/32	327,760
5,283,137	Federal Home Loan Mortgage Corp., Pool #847342, 4.498%, due 05/01/34	5,274,579
256,543	Federal Home Loan Mortgage Corp., Pool #G50513, 5.5%, due 01/01/08	256,538
109,577	Federal National Mortgage Association, Pool #392536, 5.6%, due 08/01/27	111,984

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$315,465	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	$324,553
152,990	Federal National Mortgage Association, Pool #661691, 4.794%, due 10/01/32	153,030
3,291,486	Federal National Mortgage Association, Pool #711014, 3.444%, due 10/01/33	3,285,331
431,108	Federal National Mortgage Association, Pool #725886, 3.178%, due 05/01/34	423,572
2,546,265	Federal National Mortgage Association, Pool #735084, 3.905%, due 02/01/34	2,546,647
1,927,648	Federal National Mortgage Association, Pool #735524, 2.937%, due 02/01/35	1,925,508
3,308,822	Federal National Mortgage Association, Pool #735542, 3.469%, due 11/01/34	3,278,249
2,732,645	Federal National Mortgage Association, Pool #770222, 3.201%, due 04/01/34	2,687,338
6,325,230	Federal National Mortgage Association, Pool #773853, 3.464%, due 04/01/34	6,269,062
2,484,307	Federal National Mortgage Association, Pool #786884, 4.582%, due 08/01/34	2,452,309
3,440,324	Federal National Mortgage Association, Pool #793031, 4.515%, due 07/01/34	3,428,421
3,033,038	Federal National Mortgage Association, Pool #804017, 4.048%, due 12/01/34	2,967,373
2,883,067	Federal National Mortgage Association, Pool #821159, 3.405%, due 05/01/35	2,898,059
3,150,296	Federal National Mortgage Association, Pool #821542, 4.336%, due 05/01/35	3,122,983
2,803,606	Federal National Mortgage Association, Pool #821915, 3.034%, due 06/01/35	2,836,913
3,586,448	Federal National Mortgage Association, Pool #822073, 3.103%, due 07/01/35	3,628,481
1,672,867	Federal National Mortgage Association, Pool #826239, 2.966%, due 07/01/35	1,684,360
2,863,933	Federal National Mortgage Association, Pool #830581, 5.46%, due 05/01/35	2,907,780
2,330,896	Federal National Mortgage Association, Pool #832721, 3.509%, due 09/01/35	2,357,305
2,265,351	Federal National Mortgage Association, Pool #841970, 4.03%, due 10/01/33	2,305,085
106,291	Government National Mortgage Association II, Pool #80022, 4.125%, due 12/20/26	107,796
1,448,167	Government National Mortgage Association II, Pool #80546, 4%, due 10/20/31	1,456,016
206,805	Government National Mortgage Association II, Pool #80636, 4.5%, due 09/20/32	207,258
901,270	Government National Mortgage Association II, Pool #80734, 4.5%, due 09/20/33	901,801

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Short Term Bond Fund

  April 30, 2006

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$34,109	Government National Mortgage Association II, Pool #80747, 4.125%, due 10/20/33	$34,324
172,933	Government National Mortgage Association II, Pool #80757, 4.5%, due 10/20/33	173,009
371,985	Government National Mortgage Association II, Pool #80764, 4.125%, due 11/20/33	374,328
410,042	Government National Mortgage Association II, Pool #80766, 4.125%, due 11/20/33	412,630
1,125,282	Government National Mortgage Association II, Pool #80797, 4%, due 01/20/34	1,127,263
514,248	Government National Mortgage Association II, Pool #80869, 4.5%, due 04/20/34	517,513
487,331	Government National Mortgage Association II, Pool #80937, 4.875%, due 06/20/34	491,468
441,596	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	454,045
	Total U.S. Government Agency Obligations (Cost: $76,095,475)	75,952,594
	Total Fixed Income Securities (Cost: $103,243,822) (95.2%)	102,987,070
	Short-Term Investments
2,760,000	American Express Credit Corp., 4.75%, due 05/01/06 (Commercial Paper)	2,759,272
25,768	Investors Bank & Trust Depository Reserve, 3.24%	25,768
900,000	Metlife Funding, Inc., 4.8%, due 05/01/06 (Commercial Paper)	899,760
850,000	Pacific Life Insurance Co., 4.76%, due 05/01/06 (Commercial Paper)	849,775
	Total Short-Term Investments (Cost: $4,534,575) (4.2%)	4,534,575
	Total Investments (Cost: $107,778,397) (99.4%)	107,521,645
	Excess of Other Assets over Liabilities (0.6%)	698,013
	Net Assets (100.0%)	$108,219,658

Notes to the Schedule of Investments:

PAC  -    Planned Amortization Class.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Short Term Bond Fund

Investments by Industry (Unaudited)  April 30, 2006

Industry	Percentage of Net Assets
Banking & Financial Services	9.6%
U.S. Government Securities	85.6
Short-Term Investments	4.2
Total	99.4%

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Total Return Bond Fund

  April 30, 2005

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (70.4% of Net Assets)
$5,770,037	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 4.346%, due 02/25/35	$5,671,139
6,120,168	Countrywide Alternative Loan Trust (05-27-1A2), 5.288%, due 08/25/35	6,162,244
5,514,447	Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34	5,493,547
2,413,900	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	2,302,319
288,047	Federal Home Loan Mortgage Corp. (1422-SA), 10.816%, due 11/15/07 (I/F)	291,523
111,534	Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09	111,775
2,344,111	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	2,366,309
67,537	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	67,536
5,520	Federal Home Loan Mortgage Corp. (2061-TA), 5.25%, due 10/15/27 (PAC)	5,509
2,186,362	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	2,177,901
1,061,292	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	1,082,794
4,103,994	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	4,079,247
7,606,558	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	7,856,737
4,824,860	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	4,409,536
13,377,951	Federal Home Loan Mortgage Corp. (2594-OR), 4.25%, due 06/15/32	12,845,241
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,197,360
439,241	Federal Home Loan Mortgage Corp. (2650-MS), 2.061%, due 07/15/33 (I/F)(TAC)	390,165
4,991,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	4,437,997
10,000,000	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	9,767,400
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	6,166,650
3,007,900	Federal Home Loan Mortgage Corp. (2702-CS), 1.648%, due 11/15/33 (I/F)	1,894,977
7,883,757	Federal Home Loan Mortgage Corp. (2752-EZ), 5.5%, due 02/15/34	6,983,195
14,260,491	Federal Home Loan Mortgage Corp. (2769-ER), 4.25%, due 01/15/23	13,556,450
10,890,708	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	10,176,495
3,751,696	Federal Home Loan Mortgage Corp. (2801-PS), 0.57%, due 05/15/34 (I/F)	2,793,437
410,236	Federal Home Loan Mortgage Corp. (2812-SE), 3.83%, due 08/15/32 (I/F)	402,552
6,185,759	Federal Home Loan Mortgage Corp. (2893-PO), 0%, due 11/15/34 (P/O)	3,897,028
6,164,232	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23	4,946,673
10,687,911	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	9,863,125
13,643,417	Federal Home Loan Mortgage Corp. (2929-BD), 4.25%, due 06/15/19	13,040,924
7,979,036	Federal Home Loan Mortgage Corp. (2991-SH), 4.1%, due 07/15/33	7,264,513
9,233,089	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	8,948,767
5,307,693	Federal Home Loan Mortgage Corp. (3057-OS), 1.405%, due 10/15/35 (I/F)	3,158,077
3,868,699	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	3,845,177

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$6,058,717	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32	$5,470,295
7,876,332	Federal National Mortgage Association (02-75-ZG), 5.5%, due 11/25/32	7,389,339
5,000,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	4,423,000
14,834,025	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33	13,872,335
3,549,457	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	3,343,162
10,370,489	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	9,671,207
1,782,575	Federal National Mortgage Association (04-19-SP), 0.925%, due 06/25/33 (I/F)	1,215,359
3,283,433	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	3,090,006
5,838,082	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	5,571,982
14,051,538	Federal National Mortgage Association (04-3-HA), 4%, due 07/25/17	13,472,334
7,698,981	Federal National Mortgage Association (04-52-SW), 2.14%, due 07/25/34 (I/O)	301,800
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	8,738,700
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	7,145,520
14,749,712	Federal National Mortgage Association (04-84-CD), 4%, due 10/25/18	14,035,678
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35	8,454,335
3,402,501	Federal National Mortgage Association (26-72-SH), 3.94%, due 09/15/33 (I/F)	2,723,532
980,661	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F)(PAC)	1,044,649
5,807,836	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24	4,654,516
1,910,143	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	1,921,566
391,174	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	405,980
500,192	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31	492,655
2,888,702	Government National Mortgage Association (02-41-SB), 1.51%, due 06/20/32 (I/F)(I/O)	49,888
3,773,637	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	3,755,523
3,372,713	Government National Mortgage Association (02-76-SG), 2.69%, due 10/16/29 (I/F)(I/O)	181,047
7,946,888	Government National Mortgage Association (03-42-SH), 1.98%, due 05/20/33 (I/F)(I/O)	222,990
5,401,503	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	4,787,244
12,594,517	Harborview Mortgage Loan Trust (04-5-3A), 4.246%, due 06/19/34	12,185,950
3,574,541	Master Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	3,471,094
6,624,638	MASTR Asset Securitization Trust (03-10-2A1), 4.5%, due 11/25/13	6,411,987
11,330,925	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	11,259,654

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Total Return Bond Fund

  April 30, 2006

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$3,524,494	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	$3,478,253
615,316	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	615,777
	Total Collateralized Mortgage Obligations (Cost: $347,689,181)	337,511,676
	U.S. Government Agency Obligations (23.7%)
4,365,188	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.742%, due 11/01/34	4,241,304
26,615	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15	26,804
659,770	Federal Home Loan Mortgage Corp., Pool #755363, 5.483%, due 09/01/30	665,695
13,374,574	Federal Home Loan Mortgage Corp., Pool #781681, 4.717%, due 06/01/34	12,909,941
1,158,747	Federal Home Loan Mortgage Corp., Pool #789924, 4.862%, due 11/01/32	1,147,160
31,512	Federal Home Loan Mortgage Corp., Pool #846317, 3.821%, due 08/01/26	32,012
127,900	Federal Home Loan Mortgage Corp., Pool #846510, 5.088%, due 04/01/25	130,507
242,920	Federal Home Loan Mortgage Corp., Pool #846732, 5.417%, due 01/01/30	247,089
170,076	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	165,494
198,189	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	192,849
431,016	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	419,404
394,339	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	383,716
1,030,225	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	1,032,605
3,456,938	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	3,275,241
197,254	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	201,359
1,051	Federal National Mortgage Association, Pool #029542, 8.75%, due 07/01/09	1,081
115,032	Federal National Mortgage Association, Pool #124410, 5.117%, due 07/01/22	116,973
1,042,415	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	1,056,092
1,420,850	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	1,416,047
3,485,145	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	3,406,938
43,544	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	44,774
58,056	Federal National Mortgage Association, Pool #348025, 5.42%, due 06/01/26	58,946
1,576,240	Federal National Mortgage Association, Pool #655819, 4.951%, due 08/01/32	1,584,058

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$1,612,208	Federal National Mortgage Association, Pool #661856, 4.784%, due 10/01/32	$1,618,076
4,191,348	Federal National Mortgage Association, Pool #671133, 5.168%, due 02/01/33	4,123,700
1,180,106	Federal National Mortgage Association, Pool #672272, 4.951%, due 12/01/32	1,169,651
3,014,829	Federal National Mortgage Association, Pool #676766, 4.735%, due 01/01/33	2,999,423
2,085,434	Federal National Mortgage Association, Pool #687847, 4.552%, due 02/01/33	2,053,923
4,180,846	Federal National Mortgage Association, Pool #692104, 5.068%, due 02/01/33	4,102,915
4,664,480	Federal National Mortgage Association, Pool #699866, 4.384%, due 04/01/33	4,541,898
2,651,332	Federal National Mortgage Association, Pool #704454, 4.246%, due 05/01/33	2,574,258
2,660,781	Federal National Mortgage Association, Pool #708820, 4.67%, due 06/01/33	2,610,013
5,459,321	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	5,114,346
3,298,753	Federal National Mortgage Association, Pool #728824, 3.948%, due 07/01/33	3,169,475
5,235,039	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	5,101,231
8,779,657	Federal National Mortgage Association, Pool #735378, 4.5%, due 10/01/19	8,377,461
399,734	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	389,641
10,207,049	Federal National Mortgage Association, Pool #821915, 3.034%, due 06/01/35	10,328,309
18,198,388	Federal National Mortgage Association, Pool #838765, 5.213%, due 10/01/35	17,496,112
1,535,255	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	1,588,897
117,074	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	121,165
3,673,132	Government National Mortgage Association, Pool #80963, 3%, due 07/20/34	3,636,144
	Total U.S. Government Agency Obligations (Cost: $116,846,697)	113,872,727
	U.S. Treasury Securities (Cost: $95,629) (0.0%)
112,000	Certificates Accrual Treasury Strips, 0%, due 08/15/08	100,043
	Total Fixed Income Securities (Cost: $464,631,507) (94.1%)	451,484,446

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Total Return Bond Fund

  April 30, 2006

Principal Amount	Short-Term Investments	Value
$2,400,000	Abbott Laboratories, 4.76%, due 05/02/06 (Commercial Paper)	$2,399,048
3,000,000	American Express Credit Corp., 4.75%, due 05/01/06 (Commercial Paper)	2,999,208
1,980,000	American General Finance Corp., 4.74%, due 05/01/06 (Commercial Paper)	1,979,479
8,300,000	American General Finance Corp., 4.83%, due 05/19/06 (Commercial Paper)	8,277,728
18,642	Investors Bank & Trust Depository Reserve, 3.24%	18,642
9,695,000	LaSalle Bank Corp., 4.75%, due 05/04/06 (Commercial Paper)	9,688,604
2,800,000	Metlife Funding, Inc., 4.8%, due 05/01/06 (Commercial Paper)	2,799,254
	Total Short-Term Investments (Cost: $28,161,963) (5.9%)	28,161,963
	Total Investments (Cost: $492,793,470) (100.0%)	479,646,409
	Excess of Other Assets over Liabilities (0.0%)	135,399
	Net Assets (100.0%)	$479,781,808

Notes to the Schedule of Investments:

I/F  -   Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

I/O  -   Interest Only Security.

P/O  -   Principal Only Security.

PAC  -   Planned Amortization Class.

TAC  -   Target Amortization Class.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Total Return Bond Fund

Investments by Industry (Unaudited)  April 30, 2006

Industry	Percentage of Net Assets
Banking & Financial Services	12.0%
U.S. Government Securities	82.1
Short-Term Investments	5.9
Total	100.0%

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)  April 30, 2006

	TCW Money Market Fund	TCW Core Fixed Income Fund		TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)(3)	$575,107	$58,874		$186,816	$107,522	$479,646
Foreign Currency, at Value	—	4,771	(5)	—	—	—
Receivables for Securities Sold	—	44		4,027	731	164
Receivable for Fund Shares Sold	—	—	(2)	—	—	278
Interest Receivable	2,605	428		2,981	382	1,728
Unrealized Appreciation of Forward Foreign Currency Contracts (Note 10)	—	16		—	—	—
Total Assets	577,712	64,133		193,824	108,635	481,816
LIABILITIES
Distribution Payable	1,950	170		1,063	344	1,749
Payables for Securities Purchased	—	186		2,487	—	—
Payables Upon Return of Securities Loaned	—	8,410		25,605	—	—
Accrued Management Fees	109	17		95	29	132
Accrued Directors' Fees and Expenses	7	7		7	7	7
Accrued Compliance Expense	1	—	(2)	1	— (2)	— (2)
Other Accrued Expenses	105	46		54	35	146
Total Liabilities	2,172	8,836		29,312	415	2,034
NET ASSETS	$575,540	$55,297		$164,512	$108,220	$479,782
NET ASSETS CONSIST OF:
Paid-in Capital	$575,208	$58,417		$215,845	$108,775	$493,307
Undistributed Net Realized (Loss) on Investments and Foreign Currency	—	(2,484)		(50,054)	(178)	(234)
Unrealized (Depreciation) on Investments, Foreign Currency and Currency Contracts	—	(1,214)		(872)	(257)	(13,147)
Undistributed Net Investment Income (Loss)	332	578		(407)	(120)	(144)
NET ASSETS	$575,540	$55,297		$164,512	$108,220	$479,782
NET ASSETS ATTRIBUTABLE TO:
I Class Shares	$575,540	$38,135		$130,304	$108,220	$307,655
N Class Shares				$17,162	$34,208	$172,127
CAPITAL SHARES OUTSTANDING:
I Class	575,540,204	4,006,622		18,957,207	11,463,812	33,282,659
N Class		1,786,220		4,930,833		17,974,198
NET ASSET VALUE PER SHARE: (4)
I Class	$1.00	$9.52		$6.87	$9.44	$9.24
N Class				$9.61	$6.94	$9.58

(1)  The identified cost for the TCW Money Market Fund, the TCW Core Fixed Income Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund at April 30, 2006 was $575,107, $60,176, $187,688, $107,778, and $492,793, respectively.

(2)  Amount rounds to less than $1.

(3)  The market value of securities lent for the TCW Core Fixed Income Fund and the TCW High Yield Bond Fund at April 30, 2006 was $8,137 and $24,525, respectively.

(4)  Represents offering price and redemption price per share.

(5)  The identified cost of foreign currency for the TCW Core Fixed Income Fund at April 30, 2006 was $4,683.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Funds, Inc.

Statements of Operations (Unaudited)  Six Months Ended April 30, 2006

	TCW Money Market Fund	TCW Core Fixed Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$11,810	$1,323	$7,271	$1,915	$11,573
Net Security Lending Income (1)	—	3	66	—	—
Total	11,810	1,326	7,337	1,915	11,573
Expenses:
Management Fees	672	112	676	242	1,115
Accounting Service Fees	38	6	15	7	32
Administration Fees	69	24	30	12	54
Transfer Agent Fees:
I Class	8	6	14	6	23
N Class	—	7	12	—	29
Custodian Fees	14	22	16	7	14
Professional Fees	18	16	17	15	26
Directors' Fees & Expenses	7	7	7	7	7
Registration Fees:
I Class	8	11	13	4	12
N Class	—	6	6	—	6
Distribution Fees:
N Class	—	21	50	—	203
Compliance Expense	3	— (2)	3	1	2
Other	28	5	24	4	28
Total	865	243	883	305	1,551
Less Expenses Borne by Investment Advisor:
I Class	—	—	—	73	222
N Class	—	—	3	—	104
Net Expenses	865	243	880	232	1,225
Net Investment Income	10,945	1,083	6,457	1,683	10,348
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized (Loss) on:
Investments	—	(341)	(490)	—	— (2)
Foreign Currency	—	(142)	—	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(499)	2,512	134	(7,374)
Foreign Currency and Currency Contracts	—	291	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	—	(691)	2,022	134	(7,374)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,945	$392	$8,479	$1,817	$2,974

(1)  Net of broker fees.

(2)  Amount rounds to less than $1.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Money Market Fund		TCW Core Fixed Income Fund
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$10,945	$13,709	$1,083	$2,292
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	—	—	(483)	1,264
Change in Unrealized (Depreciation) on Investments and Foreign Currency Transactions	—	—	(208)	(3,453)
Increase in Net Assets Resulting from Operations	10,945	13,709	392	103
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(10,945)	(13,709)	(986)	(2,195)
N Class	—	—	(401)	(818)
Total Distributions to Shareholders	(10,945)	(13,709)	(1,387)	(3,013)
NET CAPITAL SHARE TRANSACTIONS
I Class	(30,346)	92,296	(5,126)	3,359
N Class	—	—	41	1,621
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(30,346)	92,296	(5,085)	4,980
Increase (Decrease) in Net Assets	(30,346)	92,296	(6,080)	2,070
NET ASSETS
Beginning of Period	605,886	513,590	61,377	59,307
End of Period	$575,540	$605,886	$55,297	$61,377
UNDISTRIBUTED NET INVESTMENT INCOME	$332	$332	$578	$882

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW High Yield Bond Fund		TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$6,457	$17,909	$1,683	$1,145	$10,348	$15,108
Net Realized Gain (Loss) on Investments	(490)	7,974	—	2	—	(1)
Change in Unrealized Appreciation (Depreciation) on Investments	2,512	(18,430)	134	(443)	(7,374)	(9,189)
Increase in Net Assets Resulting from Operations	8,479	7,453	1,817	704	2,974	5,918
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(5,598)	(15,542)	(1,925)	(1,130)	(7,264)	(9,548)
N Class	(1,401)	(2,964)	—	—	(3,704)	(5,124)
Total Distributions to Shareholders	(6,999)	(18,506)	(1,925)	(1,130)	(10,968)	(14,672)
NET CAPITAL SHARE TRANSACTIONS
I Class	(16,995)	(102,769)	36,359	54,886	92,241	54,214
N Class	(7,101)	(11,829)	—	—	21,312	84,515
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(24,096)	(114,598)	36,359	54,886	113,553	138,729
Increase (Decrease) in Net Assets	(22,616)	(125,651)	36,251	54,460	105,559	129,975
NET ASSETS
Beginning of Period	187,128	312,779	71,969	17,509	374,223	244,248
End of Period	$164,512	$187,128	$108,220	$71,969	$479,782	$374,223
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$(407)	$135	$(120)	$122	$(144)	$476

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)  April 30, 2006

Note 1 — Organization

TCW Funds, Inc. (formerly TCW Galileo Funds, Inc.), a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Money Market Fund

TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as "junk" bonds.

TCW Short Term Bond Fund	Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P.

The TCW Core Fixed Income Fund, the TCW High Yield Bond Fund and the TCW Total Return Bond Fund offer two classes of shares: I Class and N Class. The TCW Money Market Fund and the TCW Short Term Bond Fund offer only the I Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

U.S. FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:  The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:  The Net Asset Value of each Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares on each business day as of 9:00 a.m. Pacific Standard/Daylight Time for the TCW Money Market Fund and as of 1:00 p.m. Pacific Standard/Daylight Time for the other funds.

Security Valuations:  Securities listed or traded on the New York, American, or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

The value of securities held in the TCW Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

For Funds other than the TCW Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

Security Transactions and Related Investment Income:  Security transactions are recorded as of the trade date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation:  The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:  The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which it invests. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Dollar Roll Transactions:  The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage-backed securities market. A dollar roll transaction

U.S. FIXED INCOME

TCW Funds, Inc.

  April 30, 2006

involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counterparties to complete the transaction. There were no such transactions for the six months ended April 30, 2006.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization, and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at April 30, 2006.

Reverse Repurchase Agreements:  All Fixed Income Funds, except for the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at April 30, 2006.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

At April 30, 2006, the TCW Core Fixed Income Fund has two open currency options which are stated on the Schedule of Investments. These options are marked to market daily and the resultant gain or loss is shown on the Statement of Assets and Liabilities.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares,

U.S. FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

are charged to the operations of the class. All other expenses are charged to each fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends by each class.

Dividends and Distributions: Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of the TCW Money Market Fund are declared each business day. The other fixed income funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at April 30, 2006. The loans were collateralized with cash which were invested in short-term instruments. Income from these investments, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW Core Fixed Income Fund	$8,137	$8,410
TCW High Yield Bond Fund	24,525	25,605

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2006, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Core Fixed Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Unrealized Appreciation	$102	$2,481	$257	$5,354
Unrealized (Depreciation)	(1,494)	(3,677)	(514)	(18,501)
Net Unrealized Depreciation	$(1,392)	$(1,196)	$(257)	$(13,147)
Cost of Investments for Federal Income Tax Purposes	$60,266	$188,012	$107,778	$492,793

U.S. FIXED INCOME

TCW Funds, Inc.

  April 30, 2006

Note 5 — Fund Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished, and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Money Market Fund	0.25%
TCW Core Fixed Income Fund	0.40%
TCW High Yield Bond Fund	0.75%
TCW Short Term Bond Fund	0.50%*
TCW Total Return Bond Fund	0.50%

*  The Advisor waived 0.15% of the management fee for the six months ended April 30, 2006.

In addition to the management fees, the Funds reimburse, with approval by the Funds' Board of Directors, the Advisor costs associated in support of the Funds' Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and is included in the Statement of Operations.

The operating expenses of the TCW Money Market Fund, the TCW Short Term Bond Fund, the TCW Total Return Bond Fund — I Class, and the TCW Total Return Bond Fund — N Class are limited to 0.40%, 0.44%, 0.44% and 0.74%, respectively, of the fund/class daily net assets. The operating expenses (each share class) of the other funds are limited to the average of the total expense ratios of comparable funds as reported by Lipper, Inc. ("Lipper Average"), which is subject to change on a monthly basis. These expense limitations are voluntary and are terminable on a six months notice. At April 30, 2006, the average expense ratios reported by Lipper, Inc. as they relate to the funds were:

TCW Core Fixed Income Fund	1.10%
TCW High Yield Bond Fund	1.20%

The amount borne by the Advisor when the operating expenses of a fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years. The Advisor can recapture expenses only within a given fiscal year for that year's operating expenses.

Note 6 — Distribution Plan

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each fund. Under the terms of the plan, each fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2006, were as follows (amounts in thousands):

	TCW Core Fixed Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Purchases at Cost	$6,693	$69,766	$3,420	$—

Sales or Maturity Proceeds	$6,586	$91,743	$812	$6,212
U.S. Government Purchases at Cost	$19,512	$2,989	$47,335	$156,662
U.S. Government Sales or Maturity Proceeds	$23,966	$4,957	$15,922	$36,396

U.S. FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions

The Company's Articles of Incorporation permit the Board of Directors to issue one hundred sixty-two billion shares of capital stock with a par value of $0.001 per share. Transactions in each fund's shares were as follows:

TCW Money Market Fund I Class	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,022,021,966	$2,022,022	5,071,539,151	$5,071,540
Shares Issued upon Reinvestment of Dividends	5,616,302	5,616	7,514,067	7,514
Shares Redeemed	(2,057,984,055)	(2,057,984)	(4,986,757,726)	(4,986,758)
Net Increase (Decrease)	(30,345,787)	$(30,346)	92,295,492	$92,296
TCW Core Fixed Income Fund I Class	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	258,711	$2,479	1,822,879	$18,290
Shares Issued upon Reinvestment of Dividends	90,016	870	156,122	1,565
Shares Redeemed	(875,682)	(8,475)	(1,641,736)	(16,496)
Net Increase (Decrease)	(526,955)	$(5,126)	337,265	$3,359
TCW Core Fixed Income Fund N Class	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	9,681	$94	133,434	$1,352
Shares Issued upon Reinvestment of Dividends	44,883	438	77,187	781
Shares Redeemed	(50,304)	(491)	(50,922)	(512)
Net Increase	4,260	$41	159,699	$1,621
TCW High Yield Bond Fund I Class	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	4,016,223	$27,596	17,031,247	$122,051
Shares Issued upon Reinvestment of Dividends	696,280	4,773	1,867,834	13,345
Shares Redeemed	(7,176,988)	(49,364)	(33,173,206)	(238,165)
Net (Decrease)	(2,464,485)	$(16,995)	(14,274,125)	$(102,769)

U.S. FIXED INCOME

TCW Funds, Inc.

  April 30, 2006

TCW High Yield Bond Fund N Class	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,339,435	$9,255	8,343,729	$58,454
Shares Issued upon Reinvestment of Dividends	207,094	1,431	406,682	2,910
Shares Redeemed	(2,563,971)	(17,787)	(10,141,806)	(73,193)
Net (Decrease)	(1,017,442)	$(7,101)	(1,391,395)	$(11,829)
TCW Short Term Bond Fund I Class	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,845,446	$36,378	6,130,004	$58,174
Shares Issued upon Reinvestment of Dividends	183,958	1,739	101,765	963
Shares Redeemed	(186,046)	(1,758)	(447,810)	(4,251)
Net Increase	3,843,358	$36,359	5,783,959	$54,886
TCW Total Return Bond Fund I Class	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	12,911,483	$121,375	9,674,408	$92,678
Shares Issued upon Reinvestment of Dividends	701,791	6,586	846,687	8,094
Shares Redeemed	(3,811,145)	(35,720)	(4,863,930)	(46,558)
Net Increase	9,802,129	$92,241	5,657,165	$54,214
TCW Total Return Bond Fund N Class	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,551,757	$34,564	11,435,719	$113,475
Shares Issued upon Reinvestment of Dividends	384,911	3,741	454,104	4,489
Shares Redeemed	(1,748,755)	(16,993)	(3,382,337)	(33,449)
Net Increase	2,187,913	$21,312	8,507,486	$84,515

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at April 30, 2006.

U.S. FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 10 — Forward Foreign Currency Contracts

The fund listed below invested in forward foreign currency contracts during the six months ended April 30, 2006. The contracts are used for the purpose of hedging against foreign exchange risk arising from the fund's investment in foreign securities. These contracts are "marked-to-market" at the valuation date at the applicable translation rates and any resulting unrealized gains or losses are recorded in the fund's financial statements. The fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through the sale or the expiration of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The following forward foreign currency contracts were outstanding at April 30, 2006:

TCW Core Fixed Income Fund :
Expiration Date	Contracts to Buy	In Exchange for U.S. $	Unrealized Appreciation on Contracts
11/21/2006	Buy Indian Rupee 3,712,000	$80,000	$2,083
05/03/2006	Buy Norwegian Krone 874,290	140,540	988
11/16/2006	Buy Russian Ruble 5,649,150	195,000	12,271
05/03/2006	Buy Slovakia Koruna 4,450,500	150,000	96
02/08/2007	Buy Taiwan Dollar 5,271,700	170,000	158
	Total Unrealized Appreciation		$15,596

TCW Money Market Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003		2002		2001
Net Asset Value per Share, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net Investment Income (4)	0.0202		0.0252	0.0091	0.0100		0.0170		0.0450
Less Distributions:
Distributions from Net Investment Income	(0.0202)		(0.0252)	(0.0091)	(0.0100)		(0.0170)		(0.0450)
Net Asset Value per Share, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total Return	2.04	% (3)	2.53%	0.91%	1.00%		1.74%		4.64%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$575,540		$605,886	$513,590	$379,079		$514,817		$328,757
Ratio of Expenses to Average Net Assets	0.33	% (1)	0.34%	0.35%	0.37	% (2)	0.35	% (2)	0.37	% (2)
Ratio of Net Investment Income to Average Net Assets	4.12	% (1)	2.52%	0.91%	1.00%		1.70%		4.46%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to 0.40% of net assets. The expense limitation is voluntary and is terminable on six months' notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.37% (the reimbursement is less than 0.01%), 0.35% (the reimbursement is less than 0.01%), and 0.38% for the years ended October 31, 2003, 2002 and 2001, respectively.

(3)  For six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002 (2)	2001
Net Asset Value per Share, Beginning of Period	$9.69		$10.17	$10.00	$9.67	$9.63	$9.23
Income (Loss) from Investment Operations:
Net Investment Income (4)	0.19		0.39	0.43	0.46	0.50	0.57
Net Realized and Unrealized Gain (Loss) on Investments	(0.12)		(0.36)	0.21	0.38	0.03	0.42
Total from Investment Operations	0.07		0.03	0.64	0.84	0.53	0.99
Less Distributions:
Distributions from Net Investment Income	(0.24)		(0.51)	(0.47)	(0.51)	(0.49)	(0.59)
Net Asset Value per Share, End of Period	$9.52		$9.69	$10.17	$10.00	$9.67	$9.63
Total Return	0.72	% (3)	0.26%	6.57%	8.82%	5.71%	11.01%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$38,135		$43,945	$42,674	$49,770	$56,851	$63,262
Ratio of Expenses to Average Net Assets	0.77	% (1)	0.81%	0.81%	0.84%	0.79%	0.73%
Ratio of Net Investment Income to Average Net Assets	3.95	% (1)	3.90%	4.23%	4.65%	5.20%	6.07%
Portfolio Turnover Rate	52.02	% (3)	97.60%	73.55%	127.30%	119.71%	92.81%

(1)  Annualized.

(2)  Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by less than $0.01, increase net realized gains and losses per share by less than $0.01, and decrease the ratio of net investment income to average net assets from 5.21% to 5.20%. Per shares and ratios/supplement data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005		2004		2003		2002 (3)		2001
Net Asset Value per Share, Beginning of Period	$9.78		$10.25		$10.08		$9.73		$9.69		$9.32
Income (Loss) from Investment Operations:
Net Investment Income (5)	0.17		0.37		0.43		0.43		0.48		0.52
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		(0.36)		0.18		0.40		0.05		0.46
Total from Investment Operations	0.06		0.01		0.61		0.83		0.53		0.98
Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.48)		(0.44)		(0.48)		(0.49)		(0.61)
Net Asset Value per Share, End of Period	$9.61		$9.78		$10.25		$10.08		$9.73		$9.69
Total Return	0.56	% (4)	0.01%		6.19%		8.69%		5.78%		10.75%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$17,162		$17,432		$16,633		$15,356		$4,756		$3,944
Ratio of Expenses to Average Net Assets	1.08	% (1)	1.10	% (2)	1.10	% (2)	1.06	% (2)	1.00	% (2)	1.00	% (2)
Ratio of Net Investment Income to Average Net Assets	3.64	% (1)	3.61%		4.23%		4.29%		4.98%		5.44%
Portfolio Turnover Rate	52.02	% (4)	97.60%		73.55%		127.30%		119.71%		92.81%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.20%, 1.25%, 1.65%, 1.75% and 8.35% for the years ended October 31, 2005, 2004, 2003, 2002 and 2001, respectively.

(3)  Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by less than $0.01, increase net realized gains and losses per share by less than $0.01 and decrease the ratio of net investment income to average net assets by less than 0.01%. Per shares and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(4)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(5)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002 (2)	2001
Net Asset Value per Share, Beginning of Period	$6.83		$7.26	$7.03	$6.17	$6.94	$7.82
Income (Loss) from Investment Operations:
Net Investment Income (4)	0.25		0.52	0.54	0.58	0.62	0.74
Net Realized and Unrealized Gain (Loss) on Investments	0.06		(0.39)	0.26	0.88	(0.74)	(0.83)
Total from Investment Operations	0.31		0.13	0.80	1.46	(0.12)	(0.09)
Less Distributions:
Distributions from Net Investment Income	(0.27)		(0.56)	(0.57)	(0.60)	(0.65)	(0.79)
Net Asset Value per Share, End of Period	$6.87		$6.83	$7.26	$7.03	$6.17	$6.94
Total Return	4.65	% (3)	1.74%	11.77%	24.53%	(2.23)%	(1.39)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$130,304		$146,266	$259,228	$285,435	$277,422	$246,623
Ratio of Expenses to Average Net Assets	0.91	% (1)	0.88%	0.90%	0.89%	0.88%	0.91%
Ratio of Net Investment Income to Average Net Assets	7.29	% (1)	7.26%	7.56%	8.67%	9.02%	9.93%
Portfolio Turnover Rate	41.68	% (3)	97.52%	99.77%	146.65%	55.18%	78.35%

(1)  Annualized.

(2)  Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $0.01, decrease net realized gains and losses per share by less than $0.01, and increase the ratio of net investment income to average net assets from 8.99% to 9.02%. Per shares and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002 (3)	2001
Net Asset Value per Share, Beginning of Period	$6.87		$7.30	$7.09	$6.21	$7.01	$7.90
Income (Loss) from Investment Operations:
Net Investment Income (5)	0.23		0.52	0.55	0.56	0.57	0.72
Net Realized and Unrealized Gain (Loss) on Investments	0.08		(0.43)	0.23	0.89	(0.72)	(0.82)
Total from Investment Operations	0.31		0.09	0.78	1.45	(0.15)	(0.10)
Less Distributions:
Distributions from Net Investment Income	(0.24)		(0.52)	(0.57)	(0.57)	(0.65)	(0.79)
Net Asset Value per Share, End of Period	$6.94		$6.87	$7.30	$7.09	$6.21	$7.01
Total Return	4.61	% (4)	1.21%	11.42%	24.08%	(2.66)%	(1.51)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$34,208		$40,862	$53,551	$70,305	$27,502	$8,546
Ratio of Expenses to Average Net Assets (2)	1.20	% (1)	1.24%	1.30%	1.30%	1.30%	1.30%
Ratio of Net Investment Income to Average Net Assets	6.72	% (1)	7.25%	7.56%	8.15%	8.32%	9.88%
Portfolio Turnover Rate	41.68	% (4)	97.52%	99.77%	146.65%	55.18%	78.35%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.22% for the six months ended April 30, 2006 and 1.25%, 1.32%, 1.33%, 1.57%, and 3.37% for the years ended October 31, 2005, 2004, 2003, 2002, and 2001, respectively.

(3)  Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $0.01, decrease net realized gains and losses per share by less than $0.01, and increase the ratio of net investment income to average net assets from 8.29% to 8.32%. Per shares and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(4)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(5)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value per Share, Beginning of Period	$9.44		$9.53	$9.50	$9.69	$9.83	$9.60
Income (Loss) from Investment Operations:
Net Investment Income (4)	0.16		0.26	0.19	0.19	0.35	0.59
Net Realized and Unrealized Gain (Loss) on Investments	0.02		(0.11)	0.02	(0.07)	(0.10)	0.18
Total from Investment Operations	0.18		0.15	0.21	0.12	0.25	0.77
Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.24)	(0.18)	(0.31)	(0.39)	(0.54)
Net Asset Value per Share, End of Period	$9.44		$9.44	$9.53	$9.50	$9.69	$9.83
Total Return	1.90	% (3)	1.55%	2.26%	1.27%	2.64%	8.16%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$108,220		$71,969	$17,509	$18,918	$20,205	$54,351
Ratio of Expenses to Average Net Assets (2)	0.48	% (1)	0.65%	0.95%	1.00%	1.00%	0.64%
Ratio of Net Investment Income to Average Net Assets	3.47	% (1)	2.76%	1.98%	1.93%	3.56%	6.01%
Portfolio Turnover Rate	18.38	% (3)	38.30%	44.05%	91.01%	107.51%	37.69%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund. The expense limitation for the I Class is 0.44% of the class' daily net assets which came into effect on February 1, 2006. Prior to this date, the expense limitation was the trailing monthly expense ratio for the comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.63% for the six months ended April 30, 2006 and 0.80%, 1.10%, 1.20%, 1.17% and 0.79% for the years ended October 31, 2005, 2004, 2003, 2002 and 2001, respectively.

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005		2004		2003		2002	2001
Net Asset Value per Share, Beginning of Period	$9.40		$9.64		$9.57		$9.95		$9.81	$9.07
Income (Loss) from Investment Operations:
Net Investment Income (4)	0.22		0.49		0.45		0.57		0.76	0.60
Net Realized and Unrealized Gain (Loss) on Investments	(0.15)		(0.26)		0.11		(0.26)		0.13	0.71
Total from Investment Operations	0.07		0.23		0.56		0.31		0.89	1.31
Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.47)		(0.49)		(0.69)		(0.75)	(0.57)
Net Asset Value per Share, End of Period	$9.24		$9.40		$9.64		$9.57		$9.95	$9.81
Total Return	0.76	% (3)	2.37%		5.99%		3.14%		9.43%	14.78%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$307,655		$220,671		$171,790		$144,345		$134,474	$89,096
Ratio of Expenses to Average Net Assets	0.44	% (1)(2)	0.44	% (2)	0.44	% (2)	0.51	% (2)	0.70%	0.74%
Ratio of Net Investment Income to Average Net Assets	4.70	% (1)	5.12%		4.73%		5.76%		7.78%	6.31%
Portfolio Turnover Rate	10.69	% (3)	24.39%		32.82%		59.84%		25.89%	11.26%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund. The expense limitation for the I Class is 0.44% of the class' daily net assets which came into effect on March 1, 2003. Prior to this date, the expense limitation was the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.59% for the six months ended April 30, 2006 and 0.64%, 0.67% and 0.69% for the years ended October 31, 2005, 2004 and 2003, respectively.

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value per Share, Beginning of Period	$9.73		$9.95	$9.85	$10.22	$10.06	$9.33
Income (Loss) from Investment Operations:
Net Investment Income (4)	0.21		0.47	0.47	0.55	0.79	0.60
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		(0.26)	0.07	(0.27)	0.12	0.71
Total from Investment Operations	0.07		0.21	0.54	0.28	0.91	1.31
Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.43)	(0.44)	(0.65)	(0.75)	(0.58)
Net Asset Value per Share, End of Period	$9.58		$9.73	$9.95	$9.85	$10.22	$10.06
Total Return	0.67	% (3)	2.14%	5.62%	2.76%	9.40%	14.45%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$172,127		$153,552	$72,458	$45,644	$34,589	$568
Ratio of Expenses to Average Net Assets (2)	0.74	% (1)	0.74%	0.74%	0.82%	1.00%	1.01%
Ratio of Net Investment Income to Average Net Assets	4.40	% (1)	4.75%	4.75%	5.43%	7.76%	6.08%
Portfolio Turnover Rate	10.69	% (3)	24.39%	32.82%	59.84%	25.89%	11.26%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund. The expense limitation for the N Class is 0.74% of the class' daily net assets which came into effect on March 1, 2003. Prior to this date, the expense limitation was the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.86% for the six months ended April 30, 2006 and 0.94%, 1.04%, 1.04%, 1.44% and 13.28% for the years ended October 31, 2005, 2004, 2003, 2002 and 2001, respectively.

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Funds, Inc.

Shareholder Expenses (Unaudited)  April 30, 2006

As a shareholder of a TCW Fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

Actual Expenses The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2005 to April 30, 2006)
TCW Money Market Fund
I Class Shares
Actual	$1,000.00	$1,020.41	0.33%	$1.63
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.33%	1.64
TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$1,007.17	0.77%	$3.79
Hypothetical (5% return before expenses)	1,000.00	1,020.70	0.77%	3.82
N Class Shares
Actual	$1,000.00	$1,005.56	1.08%	$5.31
Hypothetical (5% return before expenses)	1,000.00	1,019.20	1.08%	5.35
TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$1,046.45	0.91%	$4.57
Hypothetical (5% return before expenses)	1,000.00	1,020.10	0.91%	4.51
N Class Shares
Actual	$1,000.00	$1,046.07	1.20%	$6.02
Hypothetical (5% return before expenses)	1,000.00	1,018.60	1.20%	5.94
TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$1,018.98	0.48%	$2.38
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.48%	2.38

U.S. FIXED INCOME

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2005 to April 30, 2006)
TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$1,007.64	0.44%	$2.19
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.44%	2.21
N Class Shares
Actual	$1,000.00	$1,006.72	0.74%	$3.68
Hypothetical (5% return before expenses)	1,000.00	1,021.20	0.74%	3.71

U.S. FIXED INCOME

TCW Funds, Inc.

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

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Investment Advisor
TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(800) FUND-TCW

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

Independent Auditors
Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

Custodian & Administrator
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Distributor
TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017

Directors and Officers
Patrick C. Haden
Director and Chairman of the Board

Samuel P. Bell
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Thomas E. Larkin, Jr.
Director

Charles A. Parker
Director

Marc I. Stern
Director

Alvin R. Albe, Jr.
President and Chief Executive Officer

Charles W. Baldiswieler
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Ronald R. Redell
Senior Vice President

Philip K. Holl
Secretary and Associate General Counsel

Hilary G.D. Lord
Senior Vice President and Chief
Compliance Officer

David S. DeVito
Treasurer and Chief Financial Officer

George N. Winn
Assistant Treasurer

TCW Funds, Inc.
865 South Figueroa Street
Los Angeles, California 90017

1-800-FUND-TCW
(800-386-3829)

www.tcw.com

FUNDsarFI0406

Item 2.                                                               Code of Ethics. Not applicable.

Item 3.                                                               Audit Committee Financial Expert. Not applicable

Item 4.                                                               Principal Accountant Fees and Services. Not applicable.

Item 5.                                                               Audit of Committee of Listed Registrants. Not applicable.

Item 6.                                                               Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                                                               Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.                                                               Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.                                                               Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.                                                        Submission of Matters to a Vole of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.                                                        Controls and Procedures.

(b)       The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                                        Exhibits.

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(a)(1)                    Not applicable.

(a)(2)                    Separate certifications for the Registrant’s Principal Executive Officer and     Principal Financial Officer, as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached.

EX-99.CERT — Section 302 Certifications (filed herewith).

(a)(3)                    Not applicable.

(b)                                 Certifications for the Registrant’s Principal Executive Officer and Principal   Financial Officer, as required by Rule 30a-2(b), under the Investment Company Act of 1940 are attached. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the commission.

EX-99.906CERT — Section 906 Certification (filed herewith).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	June 29, 2006

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	June 29, 2006

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